As filed with the Securities and Exchange Commission on December 22, 2011

File No.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE

SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☐ Post-Effective Amendment No.

(Check Appropriate Box or Boxes)

FINANCIAL INVESTORS TRUST

(Exact Name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

(Area Code and Telephone Number) (303) 623-2577

JoEllen L. Legg, Secretary

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

Copies to:

Peter H. Schwartz, Esquire

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective on the thirtieth day after the date upon which it is filed, pursuant to Rule 488 under Securities Act of 1933.

Title of Securities being Registered: Shares of beneficial interest of the Registrant.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

Forward Growth Fund and Forward Banking and Finance Fund

A Message from the Fund’s President

            , 2012

Dear Shareholder:

I am writing to ask for your vote on an important matter that affects your investment in the Forward Growth Fund (“Predecessor Growth Fund”) and Forward Banking and Finance Fund (the “Predecessor Banking Fund”; together with the Predecessor Growth Fund, the “Predecessor Funds”), each a series portfolio of Forward Funds (“Forward Funds” or the “Trust”). While you are, of course, welcome to join us at the Predecessor Funds shareholders’ meeting, most shareholders cast their vote by filling out and signing the enclosed proxy card.

You are being asked to vote on an important matter: The approval of a proposed reorganization of the Predecessor Growth Fund into the Emerald Growth Fund (the “New Growth Fund”) and Predecessor Banking Fund into the Emerald Banking and Finance Fund (the “New Banking Fund”; together with the New Growth Fund, the “New Funds”), each a newly created series of Financial Investors Trust (“FIT”). In the reorganization, your Predecessor Growth Fund shares and Predecessor Banking Fund shares would, in effect, be exchanged, on a tax-free basis, for shares of the New Growth Fund and New Banking Fund, respectively, with an equal aggregate net asset value.

The New Funds were created to acquire the assets of the corresponding Predecessor Funds, and will carry on the business of the corresponding Predecessor Funds and inherit their respective performance and financial history. We expect that the proposed reorganization, if approved by shareholders, will take effect during the second calendar quarter of 2012.

The Board of Trustees of the Predecessor Funds has unanimously approved the proposed reorganization. In determining to recommend approval of the reorganization, the Board of Trustees of the Predecessor Funds considered various factors, including the potential benefits to the respective shareholders of the Predecessor Funds offered by the reorganization, the commitment of the New Growth Fund’s investment adviser to continue the current expense cap agreement in place with the Predecessor Growth Fund and the implementation of an expense cap agreement for the New Banking Fund. The Board of Trustees recommends that you vote “FOR” this proposal.

Included in this booklet is information about the upcoming shareholders’ meeting, including:

•	A Notice of a Special Meeting of shareholders, which summarizes the proposal for which you are being asked to provide voting instructions; and

•	A Prospectus/Proxy Statement, which provides detailed information on each of the New Funds, the specific proposal being considered at the shareholders’ meeting, and why the proposal is being made.

Your vote with respect to the Predecessor Fund in which you are a shareholder is needed whether or not you plan to attend the shareholder meeting. If you are a Shareholder in both of the Predecessor Funds, your vote will be needed for both Predecessor Funds, separately. Please review the enclosed materials thoroughly and once you have determined how you would like your interests to be represented, please promptly complete, sign, date and return the appropriate enclosed proxy card or authorize your proxy by telephone or internet. A postage-paid envelope is enclosed for mailing. You may receive more than one proxy card for each of the Predecessor Funds in which you are a Shareholder. If so, please vote each proxy card.

Your prompt return of the enclosed proxy card(s) will save the necessity and expense of further solicitations.

Your vote is important to us. If you have questions about the enclosed materials, please call the Predecessor Funds toll-free at                     .

Sincerely,

J. Alan Reid, Jr.
President, Forward Funds

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

OF FORWARD GROWTH FUND AND FORWARD BANKING AND FINANCE FUND,

EACH A SERIES OF FORWARD FUNDS

This is the formal agenda for the special shareholders’ meeting of your fund. It tells you what matter will be voted on and the time and place of the special meeting, in the event you choose to attend in person.

To the Shareholders of the Forward Growth Fund:

Notice is hereby given that a Special Meeting of Shareholders (the “Special Meeting”) of the Forward Growth Fund (“Predecessor Growth Fund” a series portfolio of Forward Funds (“Forward Funds” or the “Trust”)) will be held at the offices of Forward Management, LLC, 101 California Street, Suite 1600, San Francisco, CA 94111, on             , 2012 at 10 a.m. Pacific time, to consider the following proposal and to transact such other business as may properly come before the Special Meeting or any adjournments thereof:

Approval of an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Forward Growth Fund (“Predecessor Growth Fund”) to the Emerald Growth Fund (the “New Growth Fund”), a newly created series of Financial Investors Trust, in exchange for shares of the New Growth Fund and the assumption by the New Growth Fund of all liabilities of the Predecessor Growth Fund, and the distribution of such shares to the shareholders of the Predecessor Growth Fund in complete liquidation and termination of the Predecessor Growth Fund.

To the Shareholders of the Forward Banking and Finance Fund:

Notice is hereby given that a Special Meeting of Shareholders (the “Special Meeting”) of the Forward Banking and Finance Fund (the “Predecessor Banking Fund,” a series portfolio of Forward Funds (“Forward Funds” or the “Trust”)) will be held at the offices of Forward Management, LLC, 101 California Street, Suite 1600, San Francisco, CA 94111, on             , 2012 at 10 a.m. Pacific time, to consider the following proposal and to transact such other business as may properly come before the Special Meeting or any adjournments thereof:

Approval of an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Forward Banking and Finance Fund (the “Predecessor Banking Fund”) to the Emerald Banking and Finance Fund (the “New Banking Fund”), a newly created series of Financial Investors Trust, in exchange for shares of the New Banking Fund and the assumption by the New Banking Fund of all liabilities of the Predecessor Banking Fund, and the distribution of such shares to the shareholders of the Predecessor Banking Fund.

The close of business on December 31, 2011 has been set as the record date for determining the shareholders of each of the Predecessor Funds entitled to notice of and to vote at the Special Meeting or any adjournments or postponements thereof.

In the event that the necessary quorum to transact business or the vote required to approve the reorganization is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit such further solicitation of proxies as may be deemed necessary or advisable.

By order of the Board of Trustees,
Mary Curran
Secretary, Forward Funds

            , 2011

We urge you to mark, sign, date and mail the enclosed proxy card in the postage-paid envelope provided (or take advantage of the telephone or Internet voting procedures described on the proxy card). Your prompt return of the enclosed proxy card will help ensure a quorum at the Special Meeting and avoid additional expenses associated with further solicitation. Voting via the Internet or telephone is fast, convenient, and your vote is immediately confirmed and tabulated. Most important, by using the Internet or telephone, you help us reduce postage and proxy tabulation costs. Please do not return the enclosed proxy card if you are voting via the Internet or by telephone. If you wish to attend the Special Meeting and vote your shares in person at that time, you will still be able to do so.

QUESTIONS & ANSWERS

FORWARD FUNDS

Forward Growth Fund and Forward Banking and Finance Fund

While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement for the Fund in which you are a shareholder, here is a brief overview of the proposal affecting the Forward Growth Fund (“Predecessor Growth Fund”) and Forward Banking and Finance Fund (the “Predecessor Banking Fund”; together with the Predecessor Growth Fund, the “Predecessor Funds”), each a series portfolio of Forward Funds (“Forward Funds” or the “Trust”), which will require your vote.

Q.	What is happening?

A. Forward Management, LLC (“Forward”), the investment adviser of each of the Predecessor Funds, and Emerald Mutual Fund Advisers Trust (“Emerald”), the investment sub-adviser of the Predecessor Funds, each has recommended, and the Board of Trustees of Forward Funds has approved, a proposal to reorganize each of the Predecessor Funds (the “Reorganization”). Each of the proposals is a separate transaction, and the approval by shareholders of all of the Reorganizations is not required for a Reorganization to proceed, however, if all of the proposals are not approved, the Board of Trustees of the Predecessor Funds may consider alternative actions, including the resubmission to shareholders of a plan of reorganization for one or both of the Predecessor Funds.

Q.	What issue am I being asked to vote on?

A. If you are a shareholder of the Forward Growth Fund, you are being asked to vote on a proposal to reorganize the Predecessor Growth Fund into the Emerald Growth Fund (the “New Growth Fund”) and if you are a shareholder of the Forward Banking and Finance Fund, you are being asked to vote on a proposal to reorganize the Predecessor Banking Fund into the Emerald Banking and Finance Fund (the “New Banking Fund”; together with the New Growth Fund, the “New Funds”). Each New Fund is a newly created series of Financial Investors Trust and is a “shell” fund that was created to acquire the assets of the corresponding Predecessor Fund. Upon the completion of the Reorganization, (i) Predecessor Growth Fund will distribute shares of the New Growth Fund pro rata to its shareholders, who will then become shareholders of the New Growth Fund and (ii) Predecessor Banking Fund will distribute shares of the New Banking Fund pro rata to its shareholders, who will then become shareholders of the New Banking Fund.

Q.	Why has this proposal been made for the Predecessor Funds?

A. The Reorganization was proposed in order to increase distribution opportunities for the Predecessor Funds and to enhance their potential for asset growth, while maintaining continuity of portfolio management. As a series of Financial Investors Trust, each of the New Funds will offer a full array of share classes and may be available through additional distribution channels. Emerald, which currently serves as the investment sub-adviser to each of the Predecessor Funds, will become the investment adviser to each of the New Funds.

Q.	Will the investment objective or investment policies change as a result of the Reorganization?

A. The New Growth Fund and the New Banking Fund will have the same investment objective and substantially similar investment policies as the Predecessor Growth Fund and the Predecessor Banking Fund, respectively. Please review the “Investment Strategies and Risks” comparison table and the “Certain Investment Policies” comparison table in the Prospectus/Proxy Statement. Please note that certain investment policies that were “fundamental” for one or both Predecessor Funds are “non-fundamental” policies of the New Funds and/or have been adjusted in some other way.

Q.	Will the investment risks change as a result of the Reorganization?

A. The New Growth Fund and the New Banking Fund will have substantially similar investment risks as the Predecessor Growth Fund and the Predecessor Banking Fund, respectively. Please review the “Investment Strategies and Risks” comparison table in the Prospectus/Proxy Statement. Please note that certain investment policies that were “fundamental” for one or both Predecessor Funds are “non-fundamental” policies of the New Funds and/or have been adjusted in some other way.

Q.     Will the purchase procedures, exchange rights and redemption procedures change as a result of the Reorganization?

A. The New Growth Fund and the New Banking Fund will have similar purchase procedures, exchange rights and redemption procedures as the Predecessor Growth Fund and the Predecessor Banking Fund, with some differences. Please review the comparison table in the Prospectus/Proxy Statement.

Q.	Will I have to pay U.S. federal income tax as a result of the Reorganization?

A. The Reorganization of each Fund is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes. Shareholders are not expected to recognize any gain or loss for U.S. federal income tax purposes as a result of the Reorganization.

Q.	Will the Reorganization change sales charges (loads)?

A. Yes. Only the Class A shares of each Predecessor Fund charges a sales load and the sales load will be lowered as a result of the reorganization. The Investor Class shares and the Institutional Class shares of the Predecessor Funds and the corresponding Investor Class and the Institutional Class shares of the New Funds are not subject to any sales charge (loads). The Class A shares of the Predecessor Funds bear a 5.75% sales charge (load), while Class A shares of the New Funds will bear only a 4.75% sales charge (load). The Class C shares of the Predecessor Funds and the corresponding Class C shares of the New Funds will bear the same contingent deferred sales charges.

Q.     Will I be charged a sales charge or contingent deferred sales charge (“CDSC”) or other transactional fee at the time of the Reorganization?

A. No. The Investor Class shares, the Institutional Class shares, Class A shares and Class C shares of the Predecessor Fund and the corresponding Investor Class, Institutional Class, Class A shares and Class C shares of the New Fund will not be subject to any sales charge or other transactional fees at the time of the Reorganization; if a Class C Investor was subject to a CDSC as a shareholder of a Predecessor Fund, it will remain subject to the same CDSC for the same time remaining following the reorganization.

Q.	Will the Investment Adviser continue to be Forward?

A. No. The investment adviser of the New Funds will be Emerald, the current Sub-Adviser of the Predecessor Funds.

Q.	Will the Reorganization result in higher advisory fees?

A. No. Shareholders of the Predecessor Funds will not be subject to a higher advisory fee than they currently experience in the Predecessor Funds. The services provided by Emerald shall be substantially similar to the aggregate services provided by the adviser of the Predecessor Funds and Emerald, as the sub-adviser of the Predecessor Fund.

Q.	Will the Reorganization change total annual fund operating expenses?

A. It is not expected that annual operating expenses will change significantly following the Reorganization.

Q.	Will the Reorganization change net annual fund operating expenses?

A. Through August 31, 2013, shareholders of the Predecessor Growth Fund are expected to experience the same net annual fund operating expenses in the New Growth Fund that they currently experience in the Predecessor Growth Fund, after taking into account the New Growth Fund’s contractual fee waivers and expense reimbursement arrangements.

The Predecessor Banking Fund does not currently have any fee waivers in place. However the New Banking Fund does have a waiver in place whereby the net annual operating expenses for the New Banking Fund will, through August 31, 2014, be limited to 1.84% for the Class A, 2.49% for the Class C, 1.54% for the Institutional Class and 1.89% for the Investor Class shares. Annual fund operating expenses of the New Banking Fund will increase after the reorganization until such time as the New Banking Fund may have a significant increase in total net assets.

Emerald will be permitted to recover, on a class-by-class basis, expenses it has borne through the arrangement with each New Fund described above to the extent that the respective New Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The New Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expense were incurred.

Q.	How will the Reorganization affect me?

A. Assuming shareholders approve the Reorganization, the assets and liabilities of each Predecessor Fund will be transferred to its corresponding New Fund, an account will be set up in your name and you will receive shares of the appropriate class of the appropriate New Fund, and the Predecessor Funds will liquidate. The value of the shares of the New Funds you receive in the Reorganization will equal the value of the shares of the corresponding Predecessor Funds you own immediately prior to the Reorganization.

Q.	Who will pay the expenses of the Reorganization?

A. The New Funds and the Predecessor Funds will pay no expenses associated with their participation in the Reorganization. Emerald or an affiliate will pay all reasonable legal counsel and other expenses (including board meeting fees and costs) of the New Funds incurred in connection with the Reorganization. Emerald or an affiliate will pay such expenses of the Predecessor Funds up to a maximum of $12,500. The Predecessor Funds’ expenses in excess of this amount will be paid by Forward Management, LLC.

Q.	When would the Reorganization take place?

A. If approved, the Reorganization would occur on or about             , 2012. Shortly after completion of the Reorganization, you will receive a confirmation statement reflecting your account number (which will be the same as your current account number) and the number of shares owned.

Q.     How does the Board of Trustees (“Board of Trustees”, sometimes also referred to as the “Board”) of the Predecessor Funds recommend that I vote?

A. The Board of Trustees has determined that reorganizing the Predecessor Funds into new investment companies, each of which has the same investment objective and substantially similar investment policies as the Predecessor Funds, and each to be a new series of Financial Investors Trust advised by Emerald, offers potential benefits to shareholders of the Predecessor Funds. These potential benefits include the extension of the expense cap commitment for classes of the New Growth Fund through August 31, 2013, the implementation of an expense cap commitment for classes of the New Banking Fund through August 31, 2014, the New Funds’ continued access to the distribution network of ALPS Distributors, Inc. following the Reorganization, opportunities for expanded marketing and distribution activity, and the direct management of Emerald. The Board of Trustees recommends that you vote “FOR” this proposal.

Q.	What percentage of votes is required to approve a Reorganization?

A. Approval of a Reorganization by each Predecessor Fund will require the affirmative vote of (i) 67% or more of the respective Predecessor Fund’s voting securities present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of that Predecessor Fund, whichever is less.

Q.	How can I vote?

A. You can vote by mail, telephone or internet using the enclosed proxy card, or in person at the special meeting.

Q.	If I send in my proxy card now as requested, can I change my vote later?

A. You may revoke your proxy at any time before it is voted at the special meeting either (i) by sending a written revocation to the Secretary of the Trust as explained in the Prospectus/Proxy Statement; (ii) by properly executing a later-dated proxy that is received by the Trust at or prior to the special meeting; or (iii) by attending the special meeting and voting in person. Even if you plan to attend the special meeting, we ask that you return the enclosed proxy. This will help us ensure that an adequate number of shares are present for the special meeting to be held.

Q.	Whom should I call for additional information about this Prospectus/Proxy Statement?

A. Please call             at (        )       -       or email at                     .

PROSPECTUS/PROXY STATEMENT

PROSPECTUS/PROXY STATEMENT

            , 2012

Acquisition of the assets of:	By and in exchange for shares of:

Forward Growth Fund a series of Forward Funds 101 California Street, Suite 1600 San Francisco, CA 94111 (800) 999-6809	Emerald Growth Fund a series of Financial Investors Trust 1290 Broadway, Suite 1100 Denver, CO 80203 (303) 623-2577

Forward Banking and Finance Fund a series of Forward Funds 101 California Street, Suite 1600 San Francisco, CA 94111 (800) 999-6809	Emerald Banking and Finance Fund a series of Financial Investors Trust 1290 Broadway, Suite 1100 Denver, CO 80203 (303) 623-2577

This Prospectus/Proxy Statement is being furnished in connection with a solicitation of proxies by the Board of Trustees of Forward Funds (the “Trust”), on behalf of Forward Growth Fund (the “Predecessor Growth Fund”) and Forward Banking and Finance Fund (the “Predecessor Banking Fund”; together with the Predecessor Growth Fund, the ”Predecessor Funds”) ), to be used at the Special Meeting of Shareholders of the Predecessor Growth Fund to be held on             , 2012 at 10 a.m., Pacific time (“Growth Fund Meeting”) and of the Predecessor Banking Fund to be held on             , 2012 at 10 a.m., Pacific time (“Banking Fund Meeting”; together with the Growth Fund Meeting, the “Special Meetings”)), to consider the following proposals and to transact such other business as may properly come before the Special Meeting or any adjournments thereof:

With respect to the Predecessor Growth Fund

Approval of an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Forward Growth Fund (the “Predecessor Growth Fund”) to the Emerald Growth Fund (the “New Growth Fund”), a newly created series of Financial Investors Trust (“FIT”), in exchange for shares of the New Growth Fund and the assumption by the New Growth Fund of all liabilities of the Predecessor Growth Fund, and the distribution of such shares to the shareholders of the Predecessor Growth Fund in complete liquidation and termination of the Predecessor Growth Fund.

With respect to the Predecessor Banking Fund

Approval of an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Forward Banking Fund (the “Predecessor Banking Fund”) to the Emerald Banking Fund (the “New Banking Fund”), a newly created series of Financial Investors Trust (“FIT”), in exchange for shares of the New Banking Fund and the assumption by the New Banking Fund of all liabilities of the Predecessor Banking Fund, and the distribution of such shares to the shareholders of the Predecessor Banking Fund in complete liquidation and termination of the Predecessor Banking Fund.

The Special Meeting will be held at the offices of Forward Management, LLC, the Predecessor Funds’ investment adviser (“IM”), located at 101 California Street, Suite 1600, San Francisco, CA 94111. Shareholders of record at the close of business on December 31, 2011 are entitled to receive notice of and to vote at the Special Meeting.

This Prospectus/Proxy Statement, along with the Notice of a Special Meeting of Shareholders and the proxy card, is being mailed to shareholders of record on or about December 31, 2011. It explains concisely what you should know before voting on the proposals or investing in the New Growth Fund or New Banking Fund, each a newly created series of Financial Investors Trust (“FIT”), an open-end, registered management investment company. Please read it carefully and keep it for future reference.

To obtain directions to attend the Special Meetings, please call                     . You may obtain free copies of either of the Predecessor Funds’ annual reports, semi-annual reports, prospectus, statement of additional information, the statement of additional information for their Prospectus/Proxy Statement, or other information by calling Forward Funds at 1-800-999-6809. You may receive free copies of either of the New Funds’ prospectuses or statement of additional information or request other information about the New Funds by calling ALPS Fund Services at (303) 623-2577.

Like shares of the Predecessor Funds, shares of the New Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. You may lose money by investing in the New Funds.

The securities offered by this Prospectus/Proxy Statement have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

This document is designed to give you the information you need to vote on the proposal with respect to each Predecessor Fund. Much of the information is required disclosure under rules of the SEC; some of it is technical. If there is anything you do not understand, please contact the Predecessor Funds at 1-800-999-6809.

The New Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and file required reports, proxy statements and other information with the SEC. You may review and copy information about the New Funds, including the statements of additional information, at the SEC’s public reference room at 100 F Street, N.E., Washington, D.C. 20549; at the Northeast Regional Office (3 World Financial Center, New York, New York 10281) and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60661). You may call the SEC at 202-551-5850 for information about the operation of the public reference room. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. You may also access reports and other information about the Funds on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

Predecessor Growth Fund and New Growth Fund

(Investors in Predecessor Banking Fund - - Please See Section

Titled: “Predecessor Banking Fund and New Banking Fund,” Below)

It is proposed that the Predecessor Growth Fund transfer all of its assets to the New Growth Fund, in exchange for the New Growth Fund’s shares and the assumption by the New Growth Fund of all liabilities of the Predecessor Growth Fund, all as more fully described in this Prospectus/Proxy Statement (the “Reorganization”). The Predecessor Growth Fund and the New Growth Fund are referred to collectively as the “Growth Funds,” and each is referred to herein individually as a “Growth Fund.”

When the Reorganization occurs, each Class A, Class C, Investor Class and Institutional Class shareholder of the Predecessor Growth Fund will receive, respectively, the number of full and fractional shares of Class A, Class C,

Investor Class and Institutional Class, respectively, of the New Growth Fund, equal in value as of the Valuation Date (as defined in the Agreement and Plan of Reorganization) to the total value of their Predecessor Growth Fund Class A, Class C, Investor Class and Institutional Class shares, as applicable, held by that shareholder immediately prior to the Reorganization.

The following documents have been filed with the SEC and are incorporated into this Prospectus/Proxy Statement by reference:

(i) the prospectus of the New Growth Fund, dated             , 2011, as supplemented from time to time, the applicable copy of which is included with this Prospectus/Proxy Statement;

(ii) the prospectus of the Predecessor Growth Fund, dated             , 2011, as supplemented from time to time;

(iii) the statements of additional information of the New Growth Fund, dated             , 2011, and of the Predecessor Growth Fund, dated             , 2011, each as supplemented from time to time;

(iv) the statement of additional information for this Prospectus/Proxy Statement relating to the proposed Reorganization, dated             , 2011 (the “Reorganization SAI”); and

(v) the financial statements, financial highlights and related report of the independent registered public accounting firm for the Predecessor Growth Fund included in the Annual Report to Shareholders for the fiscal year ended December 31, 2010 and semi-annual reports as of June 30, 2011.

The Predecessor Growth Fund and the New Growth Fund are series of open-end management investment companies. The New Growth Fund has not yet commenced investment operations and was established solely for the purpose of effecting the Reorganization. The New Growth Fund has the same investment objective and substantially similar investment policies and restrictions as the Predecessor Growth Fund.

Emerald Mutual Fund Advisers Trust (“Emerald”) will be engaged as the investment adviser of the New Growth Fund and will be responsible for the overall administration of the New Growth Fund’s business affairs. Emerald currently serves as the Predecessor Growth Fund’s investment sub-adviser pursuant to an investment sub-advisory agreement. If shareholders approve the Reorganization, the New Growth Fund will carry on the business of the Predecessor Growth Fund and will inherit the Predecessor Growth Fund’s performance and financial history following the Reorganization. This Prospectus/Proxy Statement includes a comparison of the Predecessor Growth Fund and the New Growth Fund.

Predecessor Banking Fund and New Banking Fund

(Investors in Predecessor Growth Fund - - Please See Section

Titled: “Predecessor Growth Fund and New Growth Fund,” Above)

It is proposed that the Predecessor Banking Fund transfer all of its assets to the New Banking Fund, in exchange for the New Banking Fund’s shares and the assumption by the New Banking Fund of all liabilities of the Predecessor Banking Fund, all as more fully described in this Prospectus/Proxy Statement (the “Reorganization”). The Predecessor Banking Fund and the New Banking Fund are referred to collectively as the “Banking Funds,” and each is referred to herein individually as a “Banking Fund.”

When the Reorganization occurs, each Class A, Class C, Investor Class and Institutional Class shareholder of the Predecessor Banking Fund will receive, respectively, the number of full and fractional shares of Class A, Class C, Investor Class and Institutional Class, respectively, of the New Banking Fund, equal in value as of the Valuation Date (as defined in the Agreement and Plan of Reorganization) to the total value of their Predecessor Banking Fund Class A, Class C, Investor Class and Institutional Class shares, as applicable, held by that shareholder immediately prior to the Reorganization.

The following documents have been filed with the SEC and are incorporated into this Prospectus/Proxy Statement by reference:

(i) the prospectus of the New Banking Fund, dated             , 2011, as supplemented from time to time, the applicable copy of which is included with this Prospectus/Proxy Statement;

(ii) the prospectus of the Predecessor Banking Fund, dated             , 2011, as supplemented from time to time;

(iii) the statements of additional information of the New Banking Fund, dated             , 2011, and of the Predecessor Banking Fund, dated             , 2011, each as supplemented from time to time;

(iv) the statement of additional information for this Prospectus/Proxy Statement relating to the proposed Reorganization, dated             , 2011 (the “Reorganization SAI”); and

(v) the financial statements, financial highlights and related report of the independent registered public accounting firm for the Predecessor Banking Fund included in the Annual Report to Shareholders for the fiscal year ended December 31, 2010 and semi-annual reports as of June 30, 2011.

The Predecessor Banking Fund and the New Banking Fund are open-end management investment companies. The New Banking Fund has not yet commenced investment operations and was established solely for the purpose of effecting the Reorganization. The New Banking Fund has the same investment objective and substantially similar investment policies and restrictions as the Predecessor Banking Fund.

Emerald Mutual Fund Advisers Trust (“Emerald”) will be engaged as the investment adviser of the New Banking Fund and will be responsible for the overall administration of the New Banking Fund’s business affairs. Emerald currently serves as the Predecessor Banking Fund’s investment sub-adviser pursuant to an investment sub-advisory agreement. If shareholders approve the Reorganization, the New Banking Fund will carry on the business of the Predecessor Banking Fund and will inherit the Predecessor Banking Fund’s performance and financial history following the Reorganization. This Prospectus/Proxy Statement includes a comparison of the Predecessor Banking Fund and the New Banking Fund.

SYNOPSIS

Here are some answers to questions you may have about the proposed Reorganization of each of the Predecessor Funds. These responses are qualified in their entirety by the remainder of this Prospectus/Proxy Statement, which you should read carefully because it contains additional information and further details regarding the proposed Reorganization.

1.	What is being proposed?

The Board of Trustees of the Forward Funds, of which the Predecessor Funds are separate series, is recommending that shareholders approve the transactions contemplated by an Agreement and Plan of Reorganization (as described below and a form of which is attached as Appendix 1), which we refer to as the “Reorganization” of the Predecessor Funds with and into the corresponding New Funds. If approved by shareholders, each of the Predecessor Funds will transfer all of its assets to its corresponding New Fund in exchange for shares of such corresponding New Fund (“Reorganization Shares”) with a value equal to the value of its Predecessor Fund’s assets net of liabilities, and for the assumption by the corresponding New Fund of all liabilities of its Predecessor Fund. Each Class A, Class C, Investor Class and Institutional Class shareholder of each of the Predecessor Funds will receive, respectively, the number of full and fractional shares of Class A , Class C, Investor Class and Institutional Class of its corresponding New Fund, equal in value as of the Valuation Date (as defined in the Agreement and Plan of Reorganization) to the total value of their Predecessor Fund Class A, Class C, Investor Class and Institutional Class shares held by that shareholder immediately prior to the Reorganization. As soon as possible after the transfer, each of the Predecessor Funds will distribute to its shareholders, on a pro rata basis, the appropriate class of Reorganization Shares. As a condition of the Reorganization, the Predecessor Funds will receive an opinion of counsel that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”); and that no gain or loss will be recognized to the Predecessor Funds, their shareholders, or the corresponding New Funds with respect to the Reorganization.

2.	What will happen to my shares of the Predecessor Funds as a result of the Reorganization?

Your shares of the Predecessor Fund will, in effect, be exchanged on a U.S. federal income tax-free basis for shares of the appropriate class of its corresponding New Fund equal in value as of the Valuation Date (as defined in the Agreement and Plan of Reorganization) to the total value of the Predecessor Fund shares you held immediately prior to the Reorganization, as follows:

Predecessor Fund Share Class	New Fund Share Class
Class A Shares	Class A Shares
Class C Shares	Class C Shares
Investor Class Shares	Investor Class Shares
Institutional Class Shares	Institutional Class Shares

3.	Why has the Board of Trustees of Forward Funds recommended that I approve the Reorganization?

In determining to recommend that shareholders approve the Reorganization, the Board considered, among others, the following factors:

•

The potential benefits to Fund shareholders resulting from the Reorganization, including continued access to the distribution network of ALPS Distributors, Inc. and additional mutual fund offerings available through Financial Investors Trust;

•

The commitment of Emerald to continue expense limitations for shareholders of the New Growth Fund at the same levels of the Predecessor Growth Fund until August 31, 2013, which is more than a year longer than the existing expense cap agreement;

•	The commitment of Emerald to implement expense limitations for shareholders of the New Banking Fund until August 31, 2014;

•	The continuity of portfolio management as a result of the Reorganization;

•	The tax-free nature of the Reorganization; and

•	Possible alternatives to the Reorganization.

The Board of Trustees of Forward Funds has concluded that: (1) the Reorganization is in the best interests of the Predecessor Funds, and (2) the interests of the existing shareholders of the Predecessor Funds will not be diluted as a result of the Reorganization. Accordingly, the Board of Trustees of the Trust unanimously recommends approval of the Agreement and Plan of Reorganization to effect the Reorganization.

4.	How do the investment objectives, strategies and restrictions of the Funds compare?

The New Funds have the same investment objectives and substantially similar investment strategies as their corresponding Predecessor Funds. Each New Fund seeks to provide long-term capital appreciation. Each New Fund is a diversified fund. However, certain fundamental investment limitations of the Predecessor Funds will become non-fundamental investment limitations of the New Funds. For more information regarding these differences, please refer to page 21 of this Prospectus/Proxy Statement.

5.	How do the expense ratios and management fee rates of the New Funds compare, and what are they estimated to be following the Reorganization?

The following tables summarize the fees and expenses you may pay as an investor in the New Funds, the expenses that the Predecessor Funds incurred for the fiscal year ended December 31, 2010, the estimated expenses for the New Funds since it has not yet commenced operations and the pro forma estimated expense ratios of the New Funds assuming consummation of the Reorganization as of             , 2012.

The tables below are provided to help you understand the expenses of investing in each of the New Funds and your share of the operating expenses that each New Fund incurs and that Emerald expects the combined New Funds to incur in the first year following the Reorganization.

Predecessor Growth Fund and New Growth Fund

Institutional Class and Investor Class

Shareholder Fees

(fees paid directly from your investments)

	Predecessor Growth Fund	New Growth Fund	New Growth Fund (Pro forma combined)	Predecessor Growth Fund	New Growth Fund	New Growth Fund (Pro forma combined)

	Investor Class *	Investor Class	Investor Class	Institutional Class	Institutional Class **	Institutional Class **

Maximum Sales Charge (Load) (as a percentage of offering price)	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	None	None	None	None

Maximum Account Fee	None	None	None	None	None	None

Redemption Fee	None	None	None	None	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Predecessor Growth Fund	New Growth Fund	New Growth Fund (Pro forma combined)	Predecessor Growth Fund	New Growth Fund	New Growth Fund (Pro forma combined)

	Investor Class *	Investor Class *	Investor Class *	Institutional Class **	Institutional Class **	Institutional Class **

Management Fee	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%

Distribution/Service (12b-1) Fees	0.25%	0.25%	0.25%	None	None	None

Shareholder Services Fees	0.15%	0.15%	0.15%	0.05%	0.05%	0.05%

Other Expenses(1)	0.31%	0.33%	0.33%	0.31%	0.33%	0.33%

Acquired Fund Fees and Expenses(2)	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Total Annual Fund Operating Expenses	1.46%	1.48%	1.48%	1.11%	1.13%	1.13%

Less Waiver and Expense Reimbursement(3) (4)	(0.12%)	(0.14%)	(0.14%)	(0.12%)	(0.14%)	(0.14%)

Net Annual Fund Operating Expenses	1.34%	1.34%	1.34%	0.99%	0.99%	0.99%

Predecessor Growth Fund and New Growth Fund

Class A and Class C

Shareholder Fees

(fees paid directly from your investments)

	Predecessor Growth Fund	New Growth Fund	New Growth Fund (Pro forma combined)	Predecessor Growth Fund	New Growth Fund	New Growth Fund (Pro forma combined)

	Class A ***	Class A	Class A	Class C	Class C****	Class C

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	4.75%	4.75%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	None	1.0%	1.0%	1.0%

Maximum Account Fee	None	None	None	None	None	None

Redemption Fee	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Predecessor Growth Fund	New Growth Fund	New Growth Fund (Pro forma combined)	Predecessor Growth Fund	New Growth Fund	New Growth Fund (Pro forma combined)

	Class A	Class A	Class A	Class C	Class C	Class C

Management Fee	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%

Distribution/Service (12b-1) Fees	0.35%	0.35%	0.35%	0.75%	0.75%	0.75%

Shareholders Service Fees	0.00%	0.00%	0.0%	0.25%	0.25%	0.25%

Other Expenses(1)	0.31%	0.33%	0.33%	0.31%	0.33%	0.33%

Acquired Fund Fees and Expenses(2)	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Total Annual Fund Operating Expenses	1.41%	1.43%	1.43%	2.06%	2.08%	2.08%

Less Waiver and Expense Reimbursement(3) (4)	(0.12%)	(0.14%)	(0.14%)	(0.12%)	(0.14%)	(0.14%)

Net Annual Fund Operating Expenses	1.29%	1.29%	1.29%	1.94%	1.94%	1.94%

*

Each holder of the Investor Class shares of the Predecessor Growth Fund will receive the number of full and fractional shares of the Investor Class shares of the New Growth Fund, having an aggregate net asset value equal to the aggregate net asset value of the Investor Class shares of the Predecessor Growth Fund held by that shareholder immediately prior to the Reorganization.

**

Each holder of Institutional Class shares of the Predecessor Growth Fund will receive the number of full and fractional shares of the Institutional Class shares of the New Growth Fund, having an aggregate net asset value equal to the aggregate net asset value of the Institutional Class shares of the Predecessor Growth Fund held by that shareholder immediately prior to the Reorganization.

***

Each holder of Class A shares of the Predecessor Growth Fund will receive the number of full and fractional shares of the Class A shares of the New Growth Fund, having an aggregate net asset value equal to the aggregate net asset value of the Class A shares of the Predecessor Growth Fund held by that shareholder immediately prior to the Reorganization.

****

Each holder of Class C shares of the Predecessor Growth Fund will receive the number of full and fractional shares of the Class C shares of the New Growth Fund, having an aggregate net asset value equal to the aggregate net asset value of the Class C shares of the Predecessor Growth Fund held by that shareholder immediately prior to the Reorganization. A contingent deferred sales charge of 1.00% may apply to shares redeemed within 12 months.

(1)	Other Expenses for the New Growth Fund are based on estimated amounts for its initial fiscal year.

(2)	Acquired Fund Fees and Expenses for the New Growth Fund are based on estimated amounts for its initial fiscal year.

(3)

Forward has contractually agreed to limit the Predecessor Growth Fund’s total annual fund operating expenses (including acquired fund fees and expenses) to 1.29% of average daily net assets for the Class A shares, 1.94% for the Class C shares, 1.34% of average daily net assets for the Investor Class shares and 0.99% of average daily net assets for the Institutional Class shares of the Predecessor Growth Fund, at least through April 30, 2012. This obligation excludes taxes, brokerage commissions and extraordinary expenses. If such expenses are incurred, Predecessor Growth Fund expenses would be higher. Forward is permitted to recoup the fees waived and/or expenses reimbursed within a three-year period to the extent of the expense limitation. This agreement may not be terminated prior to April 30, 2012 except with the approval of Forward’s Board of Trustees. Emerald has agreed to the same waivers with respect to the New Growth Fund through August 31, 2013– see #4 below.

(4)

Emerald has contractually agreed to limit the total annual fund operating expenses of the New Growth Fund (including acquired fund fees and expenses) to 1.29% of average daily net assets for the Class A, 1.94% of average daily net assets for the Class C, 1.34% of average daily net assets for the Investor Class and 0.99% of average daily net assets for the Institutional Class, each through at least August 31, 2013 (excluding taxes, brokerage commissions and extraordinary expenses). Emerald will be permitted to recover from the New Growth Fund, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the New Growth Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The New Growth Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expense were incurred. This agreement may not be terminated prior to August 31, 2013 except with the approval of the Financial Investors Trust Board of Trustees.

Examples

This example is intended to help you compare the costs of investing in the New Growth Funds. This example assumes that you invest $10,000 in a New Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that a New Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Predecessor Growth Fund-Institutional Class Shares	$101	$341	$600	$1,340

Predecessor Growth Fund-Investor Class Shares	$136	$450	$786	$1,734

Predecessor Growth Fund- Class A Shares	$699	$984	$1,291	$2,157

Predecessor Growth Fund- Class C Shares	$297	$634	$1,097	$2,377

New Growth Fund - Institutional Class Shares	$101	$345	$608	$1,361

New Growth Fund-Investor Class Shares	$136	$454	$794	$1,754

New Growth Fund - Class A Shares	$600	$893	$1,206	$2,093

New Growth Fund-Class C Shares	$297	$638	$1,105	$2,396

New Growth Fund - Institutional Class Shares (Pro forma combined)	$101	$345	$608	$1,361

New Growth Fund - Investor Class Shares (Pro forma combined)	$136	$454	$794	$1,754

New Growth Fund - Class A Shares (Pro forma combined)	$600	$893	$1,206	$2,093

New Growth Fund - Class C Shares (Pro forma combined)	$297	$638	$1,105	$2,396

The Example does not reflect sales charges (loads) or reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

A fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a fund’s performance. During the most recent fiscal year, the Predecessor Growth Fund’s portfolio turnover rate was 78% of the average value of its portfolio. It is expected that the New Growth Fund will experience a similar turnover rate.

Predecessor Banking Fund and New Banking Fund

Institutional Class and Investor Class

(fees paid directly from your investments)

	Predecessor Banking Fund	New Banking Fund	New Banking Fund (Pro forma combined)	Predecessor Banking Fund	New Banking Fund	New Banking Fund (Pro forma combined)

	Investor Class *	Investor Class	Investor Class	Institutional Class	Institutional Class	Institutional Class **

Maximum Sales Charge (Load) (as a percentage of offering price)	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	None	None	None – N/A	None

Maximum Account Fee	None	None	None	None	None – N/A	None

Redemption Fee	None	None	None	None	None – N/A	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Predecessor Banking Fund	New Banking Fund	New Banking Fund (Pro forma combined)	Predecessor Banking Fund	New Banking Fund	New Banking Fund (Pro forma combined)

	Investor Class	Investor Class	Investor Class	Institutional Class	Institutional Class	Institutional Class

Management Fee	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Distribution/Service (12b-1) Fees	0.25%	0.25%	0.25%	None	None	None

Shareholders Service Fees	0.15%	0.15%	0.15%	0.05%	0.05%	0.05%

Other Expenses(1)	0.49%	0.72%	0.72%	0.49%	0.72%	0.72%

Acquired Fund Fees and Expenses(2)	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Total Annual Fund Operating Expenses	1.89%	2.12%	2.12%	1.54%	1.77%	1.77%

Less Waiver and Expense Reimbursement(3)	n/a	(0.23%)	(0.23%)	n/a	(0.23%)	(0.23%)

Net Annual Fund Operating Expenses	1.89%	1.89%	1.89%	1.54%	1.54%	1.54%

Predecessor Banking Fund and New Banking Fund

Class A and Class C

(fees paid directly from your investments)

	Predecessor Banking Fund	New Banking Fund	New Banking Fund (Pro forma combined)	Predecessor Banking Fund	New Banking Fund	New Banking Fund (Pro forma combined)

	Class A ***	Class A	Class A	Class C****	Class C	Class C

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	4.75%	4.75%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	None	1.0%	1.0%	1.0%

Maximum Account Fee	None	None	None	None	None	None

Redemption Fee	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Predecessor Banking Fund	New Banking Fund	New Banking Fund (Pro forma combined)	Predecessor Banking Fund	New Banking Fund	New Banking Fund (Pro forma combined)

	Class A ***	Class A	Class A	Class C	Class C****	Class C

Management Fee	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Distribution/Service (12b-1) Fees	0.35%	0.35%	0.35%	0.75%	0.75%	0.75%

Shareholders Service Fees	0.10%	0.00%	0.00%	0.25%	0.25%	0.25%

Other Expenses(1)	0.49%	0.72%	0.72%	0.49%	0.72%	0.72%

Acquired Fund Fees and Expenses(2)	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Total Annual Fund Operating Expenses	1.94%	2.07%	2.07%	2.49%	2.72%	2.72%

Less Waiver and Expense Reimbursement(3)	n/a	(0.23%)	(0.23%)	n/a	(0.23%)	(0.23%)

Net Annual Fund Operating Expenses	1.94%	1.84%	1.84%	2.49%	2.49%	2.49%

*

Each holder of the Investor Class shares of the Predecessor Banking Fund will receive the number of full and fractional shares of the Investor Class shares of the New Banking Fund, having an aggregate net asset value equal to the aggregate net asset value of the Investor Class shares of the Predecessor Banking Fund held by that shareholder immediately prior to the Reorganization.

**

Each holder of Institutional Class shares of the Predecessor Banking Fund will receive the number of full and fractional shares of the Institutional Class shares of the New Banking Fund, having an aggregate net asset value equal to the aggregate net asset value of the Institutional Class shares of the Predecessor Banking Fund held by that shareholder immediately prior to the Reorganization.

***

Each holder of Class A shares of the Predecessor Growth Fund will receive the number of full and fractional shares of the Class A shares of the New Growth Fund, having an aggregate net asset value equal to the aggregate net asset value of the Class A shares of the Predecessor Growth Fund held by that shareholder immediately prior to the Reorganization.

****

Each holder of Class C shares of the Predecessor Growth Fund will receive the number of full and fractional shares of the Class C shares of the New Growth Fund, having an aggregate net asset value equal to the aggregate net asset value of the Class C shares of the Predecessor Growth Fund held by that shareholder immediately prior to the Reorganization.

(1)	Other Expenses for the New Banking Fund are based on estimated amounts for its initial fiscal year.

Forward has not contractually agreed to limit the Predecessor Banking Fund’s total annual fund operating expenses. The Predecessor Banking Fund expenses reflected in the above tables do not include taxes, brokerage commissions and extraordinary expenses. If such expenses are incurred, Predecessor Banking Fund expenses would be higher.

Emerald has not contractually agreed to limit the New Banking Fund’s total annual fund operating expenses. The New Banking Fund expenses reflected in the above tables do not include taxes, brokerage commissions and extraordinary expenses.

(2)	Acquired Fund Fees and Expenses for the New Banking Fund are based on estimated amounts for its initial fiscal year.

(3)	Emerald contractually has agreed to limit the total annual fund operating expenses of the New Banking Fund to 1.84% of average daily net assets for the Class A, 2.49% of average daily net assets for the Class C, 1.89% of average daily net assets for the Investor Class and 1.54% of average daily net assets for the Institutional Class, each through at least August 31, 2014 (excluding taxes, brokerage commissions and extraordinary expenses). Emerald will be permitted to recover from the New Banking Fund, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the New Banking Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The New Banking Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expense were incurred. This agreement may not be terminated prior to August 31, 2014 except with the approval of the Financial Investors Trust Board of Trustees.

Examples

This example is intended to help you compare the costs of investing in the New Banking Fund. This example assumes that you invest $10,000 in the New Banking Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that a New Banking Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Predecessor Banking Fund-Investor Class Shares	$192	$594	$1,021	$2,209

Predecessor Banking Fund-Institutional Class Shares	$157	$486	$839	$1,832

Predecessor Banking Fund- Class A Shares	$761	$1,149	$1,561	$2,706

Predecessor Banking Fund- Class C Shares	$352	$775	$1,325	$2,822

New Banking Fund-Investor Class Shares	$192	$618	$1,095	$2,411

New Banking Fund-Institutional Class Shares	$157	$511	$915	$2,042

New Banking Fund-Class A Shares	$653	$1,049	$1,494	$2,722

New Banking Fund-Class C Shares	$352	$799	$1,397	$3,012

New Banking Fund-Investor Class Shares (Pro forma combined)	$192	$618	$1,095	$2,411

New Banking Fund- Institutional Class Shares (Pro forma combined)	$157	$511	$915	$2,042

New Banking Fund- Class A Shares (Pro forma combined)	$653	$1,049	$1,494	$2,722

New Banking Fund- Class C Shares (Pro forma combined)	$352	$799	$1,397	$3,012

The Example does not reflect sales charges (loads) or reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

A fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in taxable accounts. These costs, which are not reflected in annual fund operating expenses or in the example, affect a fund’s performance. During the most recent fiscal year, the Predecessor Banking Fund’s portfolio turnover rate was 48% of the average value of its portfolio. It is expected that the New Banking Fund will experience a similar turnover rate.

6.	What are the U.S. federal income tax consequences of the proposed Reorganization?

For U.S. federal income tax purposes, no gain or loss is expected to be recognized by the Predecessor Funds or its shareholders as a result of the Reorganization. For more information, please see “Information about the Proposed Reorganization — Certain U.S. Federal Income Tax Consequences,” below.

7.	Will my dividends be affected by the Reorganization?

The Predecessor Funds generally pay dividends and distribute capital gains, if any, on an annual basis. However, each New Fund will normally pay dividends, if any, on a quarterly basis. Each New Fund will normally distribute capital gains, if any, on an annual basis.

8.	Do the procedures for purchasing, redeeming and exchanging shares of the Predecessor Funds and the New Funds differ?

Yes. This section will help you compare the procedures for purchasing, redeeming and exchanging shares of each of the Predecessor Funds with the corresponding New Fund. Please be aware that this is only a brief discussion. More complete information may be found in the prospectus for each New Fund.

	PREDECESSOR FUNDS PROCEDURES	NEW FUNDS PROCEDURES

	Purchases	Purchases

General Information Investor Class Class A and Class C Shares

Investors may purchase Investor Class shares from the Fund or through select agents of the Fund, such as broker-dealers, investment advisers and other financial intermediaries. Initial purchases of Class A or Class C shares cannot be made directly from Forward Funds and must be made through a financial intermediary that has established an agreement with the Funds’ Distributor. Investors will receive the price per share equal to the net asset value per share next computed after the purchase request is received in good order by the Fund or its agents. Investor Class shares impose a Rule 12b-1 fee that is assessed against the assets of the Fund attributable to that class, which are paid to finance activities that promote the sale of Investor Class shares, including compensating the Fund’s agents for distribution and shareholder services. The Fund’s agents may establish policies that differ from those of the Fund. For example, the organization may charge transactions fees, set higher minimum investments, or impose certain limitations on buying or selling shares. Contact your broker-dealer or other financial organization for details.

Investors may purchase, exchange or redeem Investor Class shares of the Fund directly or through institutional channels, such as financial intermediaries and retirement platforms.

Investor Class, Class A and Class C shares impose a Rule 12b-1 fee that is assessed against the assets of the Fund attributable to that class.

Class A and C shares are generally available directly or in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisors and other financial intermediaries.

Investment Minimums Investor Class Class A and Class C	The minimum initial investment in Class A, Class C, and Investor Class shares is $2,000 for accounts enrolled in eDelivery, $2,000 for Coverdell Education Savings accounts, $500 for	The minimum initial investment amounts for Class A, Class C, and Investor Class shares are: • $1,000 Individual Retirement Accounts and Qualified Accounts

Shares

Automatic Investment Plan accounts and $4,000 for all other account. The minimum subsequent investment in Investor Class shares is $100 for all accounts. Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

• $2,000 for all non-qualified accounts

Subsequent minimum investments for Class A, Class C, or Investor Class shares must be $100 or more. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. The Fund reserves the right to waive or change minimum and additional investment amounts.

Institutional Class – General Information

Investors may purchase Institutional Class shares from the Fund or through the Fund’s agents. Investors will receive the price per share equal to the net asset value per share next computed after the purchase request is received in good order by the Fund or its agents.

Institutional Class shares are offered directly or through certain types of financial intermediaries and to certain institutional investors. Financial intermediaries may include, but are not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers who do not require payment from a Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by a Fund to financial intermediaries for shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/endowments. Institutional Class shares are not offered directly to individual investors.

Institutional Class shares do not impose a Rule 12b-1 fee. The Fund’s agents may establish policies that differ from those of the Fund with respect to the sale of Institutional Class shares. Contact your broker-dealer or other financial organization for details.

Institutional Class– Investment Minimums	The minimum initial investment in Institutional Class Shares is $100,000. There is no subsequent investment minimum. The Fund reserves the right to vary or waive any minimum investment requirement.	The minimum investment for Institutional Class shares is $100,000. There is no subsequent investment minimum. The Fund reserves the right to waive or change minimum and additional investment amounts.

	Redemptions	Redemptions

General

Shareholders may request redemption of their Investor Class and Institutional Class shares on any Business Day. Redemption orders, may be accepted by the Fund or its agents. Contact your broker-dealer or other financial organization for details.

Redemptions, like purchases, may generally be effected directly through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Redemption Payments

In all cases, Shares will be redeemed at the net asset value per share next calculated after the shareholder’s order is received in good order by the Fund or its agents. Redemption proceeds normally will be sent within seven days after the request is received. However, if payment for recently purchased shares have not yet been collected, there may be a delay in sending the proceeds until payment is collected, which may take up to 12 calendar days from the purchase date. Shareholders will generally receive redemption proceeds by check mailed to the address of record, but may request to receive redemption proceeds by electronic funds transfer or by wire for a fee to a pre-authorized bank account. A signature guarantee is required when redemption proceeds are payable to any person, address or bank account not on record.

In all cases, your redemption price is the net asset value per share next determined after your request is received in good order. Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 business days. Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your application. Your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a signature guarantee.

Redemption In-Kind

The Fund is obligated to redeem shares solely for cash up to $250,000 or 1% of the net asset value of the class of shares of the Fund being redeemed, whichever is less, for any one shareholder within a 90-day period. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash.

The Fund reserves the right to make payment in securities rather than cash. If a Fund deems it advisable for the benefit of all shareholders that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption proceeds to you in whole or in part with securities held by the Fund. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-calendar day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, each Fund will have the option of redeeming the excess in cash or in-kind. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind.

Redemption Fees

There is no redemption fee charged by the Fund. However, if a shareholder uses the services of a broker-dealer or other financial intermediary for the redemption, there may be a charge by the broker-dealer or other financial intermediary for such services.

There is no redemption fee charged by the Fund. However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services.

Exchanges	Exchanges

In general, shareholders may exchange shares between the various series of the Trust. The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in a Fund. The Forward Trust may terminate or change the terms of the exchange privilege at any time. In addition, the Trust may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholders exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in the relevant prospectus.

If you exchange your Class A shares for Investor Class, Institutional Class or Class M shares, the exchanged shares, because they are no longer Class A shares, cease to count for purposes of any Letters of Intent or Rights of Accumulation.

Shares of other classes of Funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows: (a) exchanges for shares of Funds offered without a sales load will be made without a sales load in shares of other Funds offered without a sales load; (b) shares of Funds purchased without a sales load may be exchanged for shares of other Funds sold with a sales load, and the applicable sales load will be deducted; (c) shares of Funds purchased with a sales load may be exchanged without a sales load for shares of other Funds sold without a sales load; (d) shares of Funds purchased with a sales load, shares of Funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through re-investment of dividends or distributions of any such Funds, may be exchanged without a sales load for shares of other Funds sold with an equivalent or lesser sales load than that previously paid; (e) where the sales load of the shares you exchange for is greater than the sales load you previously paid under the situations described in item (d)

If you have held all or part of your shares in a Fund for at least seven days, you may exchange those shares for shares of the same class of any of Emerald Growth Fund or Emerald Banking and Finance Fund if such Fund is available for sale in your state and meets your investment criteria:

If you are an existing shareholder of a Fund, you may exchange into a new account copying your existing account registration and options. Exchanges between accounts will be accepted only if registrations are identical.

Exchanges must meet the minimum investment requirements described in “Investment Minimums” above.

Before effecting an exchange, you should read the prospectus for the fund into which you are exchanging.

An exchange represents the sale of shares from one fund and the purchase of shares of another fund. Under the U.S. federal income tax law, this may produce a taxable gain or loss in your non-tax-deferred account. Transfers between classes of a single Fund are generally not considered a taxable transaction.

The exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders. Although initially there will be no limit on the number of times you may exercise the exchange privilege, each Fund reserves the right to impose such a limitation. Call or write each Fund for further details.

above, you pay the difference in sales load; (f) shares of Funds subject to a CDSC exchanged for shares of another Fund also subject to a CDSC will be subject to the higher applicable CDSC of the two Funds and, for purposes of calculating CDSC rates, will be deemed to have been held since the date the shares being exchanged were initially purchased; and (g) shares of Funds subject to a CDSC exchanged for shares of another Fund not subject to a CDSC will be charged the CDSC. To accomplish an exchange under items (d) and (e) above, you or your financial intermediary must notify the Transfer Agent of your prior ownership of Fund shares and your account number. Financial intermediaries who purchase shares of other classes of Funds by exchange on behalf of their customers under the situations described in items (b), (e), and (f) above are not entitled to receive any applicable sales load or CDSC resulting from the exchange.

9.	How will I be notified of the outcome of the Reorganization?

If shareholders approve the proposed Reorganization, you will receive a confirmation statement reflecting your account number (which will be the same as your current account number) and the number of shares of the applicable class of the New Fund you are receiving. If shareholders do not approve the proposed Reorganization, each of the Predecessor Funds’ semi-annual reports will indicate this result.

10.	How will the Reorganization affect my account?

As a result of the Reorganization, the assets and liabilities of each Predecessor Fund will be transferred to its corresponding New Fund, an account will be set up in your name and you will receive shares of the appropriate class of the corresponding New Funds and the Predecessor Funds will terminate. The value of the shares of the corresponding New Funds you receive in the Reorganization will equal the value of the shares of the Predecessor Funds you own immediately prior to the Reorganization.

11.	Who will bear the expenses of the proposed Reorganization?

The New Funds and the Predecessor Funds will pay no expenses associated with their participation in the Reorganization. Emerald or an affiliate will pay all reasonable legal counsel and other expenses (including board meeting fees and costs) of the New Funds incurred in connection with the Reorganization. Emerald or an affiliate will pay such expenses of the Predecessor Funds up to a maximum of $12,500. The Predecessor Funds’ expenses in excess of this amount will be paid by Forward Management, LLC.

12.	What percentage of shareholders’ votes is required to approve the Reorganization?

With respect to each of the Predecessor Funds, approval of the Reorganization will require the affirmative vote of (i) 67% or more of the respective Predecessor Fund voting securities present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of that Predecessor Fund, whichever is less. If the shareholders do not approve a Reorganization, that Reorganization will not take effect and the Board of Trustees will consider other courses of action in the best interests of that Predecessor Fund and its shareholders, including re-proposing the Reorganization.

THE BOARD OF TRUSTEES OF THE FORWARD FUNDS BELIEVES THAT THE PROPOSED REORGANIZATIONS ARE IN THE BEST INTERESTS OF THE PREDECESSOR FUNDS. ACCORDINGLY, THE BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” APPROVAL OF EACH PROPOSED REORGANIZATION.

INVESTMENT STRATEGIES AND RISK FACTORS

13.	What are the main investment strategies and related risks of each of the New Funds and how do they compare with those of the corresponding Predecessor Funds?

This section will help you compare the investment objectives, strategies, risks and fundamental investment policies of the Predecessor Funds with the New Funds. Please be aware that this is only a brief discussion. More complete information may be found in the prospectus and statements of additional information for each Fund. As noted above, the Funds have substantially the same investment objectives and substantially similar investment policies, although certain investment restrictions that are fundamental in the Predecessor Funds are non-fundamental and may thus be changed by the FIT Funds Board without a shareholder vote.

PREDECESSOR GROWTH FUND	NEW GROWTH FUND

Investment Objective	Investment Objective

The Fund seeks long-term growth through capital appreciation.	Same investment objective.

Principal Investment Strategies	Principal Investment Strategies

Under normal conditions, the Fund invests at least of 80% of its net assets plus borrowings for investment purposes, if any, in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks.

The Fund utilizes a fundamental approach to choosing securities: the research staff of Emerald Mutual Fund Advisers Trust (“Emerald” or the “Sub-Adviser”), conducts company-specific research analysis to identify companies whose earnings growth rate exceeds that of their peer group. Companies with perceived leadership positions and competitive advantages in niche markets that do not receive significant coverage from other institutional investors are favored.

The Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies, which are defined by the Sub-Adviser as those having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Index.

Under normal conditions, the Fund typically invests in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks.

The Fund utilizes a fundamental approach to choosing securities: the research staff of Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”), conducts company-specific research analysis to identify companies whose earnings growth rate exceeds that of their peer group. Companies with perceived leadership positions and competitive advantages in niche markets that do not receive significant coverage from other institutional investors are favored.

The Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies, which are defined by the Adviser as those having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Index.

Principal Investment Risks	Principal Investment Risks

Equity Securities Risks: The investments in equity securities, include common, preferred, and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The price of equity securities can fluctuate, at times dramatically, based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services, and a company’s performance may also be impacted by developments affecting the particular issuer or its industry or geographic sector. As a result, individual companies may not perform as anticipated. Furthermore, stock markets in which a Fund invests may experience periods of turbulence and instability and domestic and global economies may go through periods of decline and change, which may negatively impact the price of equity securities.

The Fund may invest in securities of varying market capitalizations. Investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations, like those with small market capitalizations, can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace. Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase and may also be affected by changes in the value of the underlying common stock into which the securities may be converted. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to the Fund.

Substantially similar risk. Note that Emerald’s investment strategies or choice of specific securities may be unsuccessful and may cause the Emerald Growth Fund to incur losses.

Portfolio Turnover Risks: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which will be borne directly by a Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. The Fund’s portfolio turnover rate will vary from year to year.

The calculation of the Fund’s portfolio turnover rate excludes purchases and sale of short positions. To the extent the Fund engages in short sales, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Same risk.

Small and Medium Capitalizations Stock Risks: Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength. Small capitalization stocks may be traded over the counter or listed on an exchange.

Substantially similar risk. Please note certain changes in investment policies, as noted below, in particular that certain investment policies that were restricted as a matter of fundamental policy in the Predecessor Growth Fund are subject to non-fundamental limitations in the New Growth Fund and, as such, may be changed in the future without shareholder vote.

PREDECESSOR GROWTH FUND	NEW GROWTH FUND

Certain Investment Policies	Certain Investment Policies

As a matter of fundamental policy:

1. The Predecessor Growth Fund may not invest more than 5% of the value of its assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the United States Government), except that if the Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed this limit, it will not constitute a violation if, prior to the receipt of securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

2. The Predecessor Growth Fund may not invest more than 15% of total assets in one industry.

As a matter of fundamental policy, the New Growth Fund may not:

1. Purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer, except that if the Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed this limit, it will not constitute a violation if, prior to the receipt of securities from the exercise of such rights, and after announcement of such rights, the

3. The Predecessor Growth Fund may not invest in, write, or sell put or call options, straddles, spreads or combinations thereof.

4. The Predecessor Growth Fund may not make short sales.

5. The Predecessor Growth Fund may not borrow money, except from a bank. Such borrowing shall be permitted for temporary or emergency purposes only (to facilitate the meeting of redemption requests), and not for investment purposes. Such borrowing cannot exceed fifteen percent (15%) of the Fund’s current total assets, and will be repaid before any additional investments are purchased. The Fund will not purchase securities when borrowing exceeds 5% of total assets.

6. The Predecessor Growth Fund may not pledge, mortgage or hypothecate assets, except to secure borrowings permitted by Item (5) above, and then only pledge securities not exceeding ten percent (10%) of the Fund’s total assets (at current value).

7. The Predecessor Growth Fund may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

8. The Predecessor Growth Fund may not issue or sell senior securities.

9. The Predecessor Growth Fund may not purchase or sell commodities, commodity contracts or futures contracts.

10. The Predecessor Growth Fund may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

11. The Predecessor Growth Fund may not purchase or sell real estate, although each Fund may purchase securities which are secured by or represent interests in real estate that are issued or backed by the United States Government, its agencies or instrumentalities.

12. The Predecessor Growth Fund may not purchase or hold the securities of any issuer if the officers or trustees of the Fund or Emerald (i) individually own more than 0.5% of the outstanding securities of the issuer, or (ii) collectively own more than 5% of the outstanding securities.

13. The Predecessor Growth Fund may not acquire more than 10% of the voting securities of any issuer; or make investments for the purpose of gaining control of a company’s management.

Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund;

2. Purchase securities which would cause 15% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding the U.S. Government and its agencies and instrumentalities);

3. Borrow money, except from a bank, with such borrowing to be limited to more than 5% of net assets;

4. Make loans, except by purchase of debt obligations in which the Fund may invest in accordance with its investment policies, or except by entering into qualified repurchase agreements with respect to not more than 25% of its total assets (taken at current value). This policy does not prevent the Fund from lending its portfolio securities to the extent permitted by its fundamental restrictions and policies, or prevent a Fund from purchasing debt obligations, entering into repurchase agreements, or investment in loans, including assignments and participation interests;

5. Act as an underwriter of securities of other issuers, except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

6. Purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, securities which represent interests in real estate, securities which are secured by or represent interests in real estate that are issued or backed by the United States government, its agencies or instrumentalities, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein;

7. Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities, including but not limited to, purchasing or selling commodity exchange-traded funds or exchange-traded notes; and

14. The Predecessor Growth Fund may not invest in the securities of other investment companies (except in no-load, open-end money market mutual funds, and except in the case of acquiring such companies through merger, consolidation or acquisition of assets). Each Fund will not invest more than 10% of its total current assets in shares of other investment companies nor invest more than 5% of its total current assets in a single investment company. When investing in a money market mutual fund, each Fund will incur duplicate fees and expenses.

15. The Predecessor Growth Fund may not make loans, except by purchase of debt obligations in which the Fund may invest in accordance with its investment policies, or except by entering into qualified repurchase agreements with respect to not more than 25% of its total assets (taken at current value). This policy does not prevent a Fund from lending its portfolio securities to the extent permitted by its fundamental restrictions and policies, or prevent a Fund from purchasing debt obligations, entering into repurchase agreements, or investment in loans, including assignments and participation interests.

8. Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (3) and (8) above shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of “senior security” so long as the fund maintains adequate cover, segregation of assets or otherwise.

Non-Fundamental Investment Limitations: In addition, it is contrary to the New Growth Fund’s present policy, which may be changed without shareholder vote, to take the following actions (which actions are substantially similar to the current fundamental investment limitations of the Predecessor Growth Fund):

1. Purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s total net assets (based on then-current value) would then be invested in such securities;

2 Invest in, write, or sell put or call options, straddles, spreads or combinations thereof;

3. Make short sales;

4. Pledge, mortgage or hypothecate assets, except to secure borrowings permitted by Item (3) above, and then only pledge securities not exceeding ten percent (10%) of the Fund’s total assets (at current value);

5. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities;

6. Invest in the securities of other investment companies (except in no-load, open-end money market mutual funds, and except in the case of acquiring such companies through merger, consolidation or acquisition of assets); the Fund will not invest more than 10% of its total current assets in shares of other investment companies nor invest more than 5% of its total current assets in a single investment company;

7. Purchase or hold the securities of any issuer if the officers or trustees of the Fund or the Adviser (i) individually own more than 0.5% of the outstanding securities of the issuer, or (ii) collectively own more than 5% of the outstanding securities.

For purposes of Restriction (1) above, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct their operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper, which the Adviser has determined to be liquid under procedures approved by the Board.

PREDECESSOR BANKING FUND	NEW BANKING FUND
Investment Objective	Investment Objective
The Fund seeks long-term growth through capital appreciation. Income is a secondary objective.	Same investment objective.

Principal Investment Strategies	Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in a portfolio of equity securities (i.e., common stock, preferred stock, etc.) of companies principally engaged in the banking or financial services industries.

The Fund will usually emphasize smaller companies: those with a market capitalization of less than $1.5 billion. In addition, the Fund will invest not less than 25% of its net assets in securities of companies principally engaged in the banking industry and not less than 25% of its net assets in securities of companies principally engaged in the financial services industry. A company is defined as “principally engaged” in the banking or financial services industries if: a majority of the revenues or earnings were derived from the creation, purchase or sale of banking or financial services products; or a majority of the assets were devoted to such activities, based on the company’s most recent fiscal year.

Companies in the banking industry include U.S. commercial and industrial banking and savings institutions and their parent holding companies. Companies in the financial services industry include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, real estate investment trusts, insurance and insurance holding companies, and leasing companies.

Substantially the same strategies.

Investment Selection Process Emerald utilizes a growth approach to choosing securities based upon fundamental research which attempts to identify companies whose earnings growth rate exceeds that of their peer group, exhibit a competitive advantage in niche markets, or do not receive significant coverage from other institutional investors

Substantially the same selection process
Principal Investment Risks	Principal Investment Risks

Banking- and Financial Services-Related Investment Risks: The banking and financial services industries are comparatively narrow segments of the economy. Entities in these industries may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations. In addition, entities in these industries are particularly vulnerable to certain factors affecting the industries as a whole, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Substantially the same risk.

Concentration Risks: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Substantially similar risk. Please note certain changes in investment policies, as noted below, in particular that certain investment policies that were restricted as a matter of fundamental policy in the Predecessor Banking Fund are subject to non-fundamental limitations in the New Banking Fund and, as such, may be changed in the future without shareholder vote.

Equity Securities Risks: The investments in equity securities, include common, preferred, and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The price of equity securities can fluctuate, at times dramatically, based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services, and a company’s performance may also be impacted by developments affecting the particular issuer or its industry or geographic sector. As a result, individual

Substantially the same risk. Note that Emerald’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

companies may not perform as anticipated. Furthermore, stock markets in which a Fund invests may experience periods of turbulence and instability and domestic and global economies may go through periods of decline and change, which may negatively impact the price of equity securities.

The Fund may invest in securities of varying market capitalizations. Investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations, like those with small market capitalizations, can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace. Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase and may also be affected by changes in the value of the underlying common stock into which the securities may be converted. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to the Fund.

Small and Medium Capitalizations Stock Risks: Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength. Small capitalization stocks may be traded over the counter or listed on an exchange.

Substantially similar risk. Please note certain changes in investment policies, as noted below, in particular that certain investment policies that were restricted as a matter of fundamental policy in the Predecessor Banking Fund are subject to non-fundamental limitations in the New Banking Fund and, as such, may be changed in the future without shareholder vote.

PREDECESSOR BANKING FUND	NEW BANKING FUND
Certain Investment Policies	Certain Investment Policies

As a matter of fundamental policy: 1. The Predecessor Banking Fund may not invest more	As a matter of fundamental policy, the New Banking Fund may not:

than 5% of the value of its assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the U.S. Government), except that if the Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed this limit, it will not constitute a violation if, prior to the receipt of securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

2. The Predecessor Banking Fund may not invest more than 25% of total assets in one industry, except that the Fund shall, under normal conditions, invest not less than 25% of its total assets in securities of companies principally engaged in the banking industry and not less than 25% of its total assets in securities of companies principally engaged in the financial services industry. For purposes of this restriction, companies principally engaged in the banking industry means U.S. commercial and industrial banking and savings institutions and their parent holding companies, and companies principally engaged in the financial services industry means commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, real estate investment trusts, insurance and insurance holding companies, and leasing companies.

3. The Predecessor Banking Fund may not borrow money, except from a bank; such borrowing will be limited to no more than 5% of net assets.

4. The Predecessor Banking Fund may not issue or sell senior securities.

5. The Predecessor Banking Fund may not purchase or sell commodities, commodity contracts or futures contracts.

6. The Predecessor Banking Fund may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

7. The Predecessor Banking Fund may not purchase or sell real estate, although each Fund may purchase securities which are secured by or represent interests in real estate that are issued or backed by the United States Government, its agencies or instrumentalities.

1. Purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer, except that if the Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed this limit, it will not constitute a violation if, prior to the receipt of securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund;

2. Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding the U.S. Government and its agencies and instrumentalities), except that the Emerald Banking and Finance Fund shall, under normal conditions, invest not less than 25% of its total assets in securities of companies principally engaged in the banking industry and not less than 25% of its total assets in securities of companies principally engaged in the financial services industry. For purposes of this restriction, companies principally engaged in the banking industry means U.S. commercial and industrial banking and savings institutions and their parent holding companies, and companies principally engaged in the financial services industry means commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, real estate investment trusts, insurance and insurance holding companies, and leasing companies;

3. Borrow money, except from a bank, with such borrowing to be limited to more than 5% of net assets;

4. Make loans, except by purchase of debt obligations in which the Fund may invest in accordance with its investment policies, or except by entering into qualified repurchase agreements with respect to not more than 25% of its total assets (taken at current value). This policy does not prevent the Fund from lending its portfolio securities to the extent permitted by its fundamental restrictions and policies, or prevent a Fund from purchasing debt obligations, entering into repurchase agreements, or investment in loans, including assignments and participation interests;

8. The Predecessor Banking Fund may not purchase or hold the securities of any issuer if the officers or trustees of the Fund or Emerald (i) individually own more than 0.5% of the outstanding securities of the issuer, or (ii) collectively own more than 5% of the outstanding securities.

9. The Predecessor Banking Fund may not acquire more than 10% of the voting securities of any issuer; or make investments for the purpose of gaining control of a company’s management.

10. The Predecessor Banking Fund may not invest in the securities of other investment companies (except in no-load, open-end money market mutual funds, and except in the case of acquiring such companies through merger, consolidation or acquisition of assets). Each Fund will not invest more than 10% of its total current assets in shares of other investment companies nor invest more than 5% of its total current assets in a single investment company. When investing in a money market mutual fund, each Fund will incur duplicate fees and expenses.

11. The Predecessor Banking Fund may not make loans, except by purchase of debt obligations in which the Fund may invest in accordance with its investment policies, or except by entering into qualified repurchase agreements with respect to not more than 25% of its total assets (taken at current value). This policy does not prevent a Fund from lending its portfolio securities to the extent permitted by its fundamental restrictions and policies, or prevent a Fund from purchasing debt obligations, entering into repurchase agreements, or investment in loans, including assignments and participation interests.

5. Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

6. Purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, securities which represent interests in real estate, securities which are secured by or represent interests in real estate that are issued or backed by the United States government, its agencies or instrumentalities, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein;

7. Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities, including but not limited to, purchasing or selling commodity exchange-traded funds or exchange-traded notes; and

8. Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (3) and (8) above shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of “senior security” so long as the fund maintains adequate cover, segregation of assets or otherwise.

Non-Fundamental Investment Limitations: In addition, it is contrary to the New Banking Fund’s present policy, which may be changed without shareholder vote, to take the following actions, (which actions are substantially similar to the current fundamental investment limitations of the Predecessor Growth Fund):

1. Purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s total net assets (based on then-current value) would then be invested in such securities;

2. Invest less than 80% of the value of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) in stocks of companies principally engaged in the banking or financial services industries;

3. Invest in the securities of other investment companies (except in no-load, open-end money market mutual funds, and except in the case of acquiring such companies through merger, consolidation or acquisition of assets); the Fund will not invest more than 10% of its total current assets in shares of other investment companies nor invest more than 5% of its total current assets in a single investment company;

4. Purchase or hold the securities of any issuer if the officers or trustees of the Fund or the Adviser (i) individually own more than 0.5% of the outstanding securities of the issuer, or (ii) collectively own more than 5% of the outstanding securities.

For purposes of Restriction (1) above, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct their operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper, which the Adviser has determined to be liquid under procedures approved by the Board.

Performance Information. The following performance information provides some indication of the risks of investing in the Funds by showing how the Predecessor Fund’s investment performance for one year compares with the performance of a broad measure of market performance.

Calendar Year Annual Returns

Predecessor Growth Fund — Class A Shares

12/31/2010                    27.66%

The year to date return as of September 30, 2011 (excluding sales charge) is -14.00%.

Best Quarter — June 30, 2003	23.46%
Worst Quarter — December 31, 2008	- 25.77%

After-tax returns are calculated by using the highest historical individual federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).

The bar chart shows the performance of the Predecessor Fund’s Class A shares, which excludes the maximum sales load applicable to such Class A shares

Calendar Year Annual Returns — Class A

The following table compares the Predecessor Fund’s average annual total returns over time to those of the Russell 2000 Growth Index.

Average Annual Total Returns***

(for periods ended December 31, 2010)

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A					10/01/92
Returns Before Taxes	20.30%	2.99%	3.89%	10.06%
Returns After Taxes on Distributions*	20.30%	2.38%	3.46%	8.88%
Returns After Taxes on Distributions and Sale of Fund Shares*	13.20%	2.53%	3.34%	8.85%

Class C					07/01/00
Returns Before Taxes	25.81%	3.66%	3.89%	1.98%

Institutional Class					10/21/08
Returns Before Taxes	28.00%	N/A	N/A	21.05%

Russell 2000 Growth Index**	29.09%	5.30%	3.78%	—

*

After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).

**	The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-value ratios and higher forecasted growth values.

***	Returns for Investor Class shares are not presented because Investor Class shares were not offered during the periods shown.

Calendar Year Annual Returns

Predecessor Banking Fund — Class A Shares

12/31/2010                     16.67%

The year to date return as of September 30, 2011 (excluding sales charge) is -18.31%.

Best Quarter — September 30, 2008	22.64	%
Worst Quarter — March 31, 2009	-19.75	%

After-tax returns are calculated by using the highest historical individual federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).

The bar chart shows the performance of the Predecessor Fund’s Class A shares, which excludes the maximum sales load applicable to such Class A shares.

Calendar Year Annual Returns — Class A

The following table compares the Predecessor Fund’s average annual total returns over time to those of the Russell 2000 Index.

Average Annual Total Returns***

(for periods ended December 31, 2010)

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A					02/18/97
Returns Before Taxes	9.97%	-7.79%	4.71%	6.06%
Returns After Taxes on Distributions*	9.97%	-8.36%	4.07%	5.43%
Returns After Taxes on Distributions and Sale of Fund Shares*	6.48%	-6.33%	4.13%	5.28%

Class C					07/01/00
Returns Before Taxes	15.05%	-7.28%	4.66%	6.41%

Investor Class					03/16/10
Returns Before Taxes	N/A	N/A	N/A	1.95%

Russell 2000 Index**	26.85%	4.47%	6.33%	--

*

After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).

**

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

***	Returns of the Institutional Class are not presented because Institutional Class shares were not offered during the periods shown.

OTHER COMPARISONS BETWEEN THE FUNDS

Investment Advisers, Sub-Adviser and Portfolio Managers

Predecessor Funds

Forward Management serves as investment adviser to each of the Forward Funds. Forward Management is a registered investment adviser that supervises the activities of each sub-adviser and has the authority to engage the services of different sub-advisers with the approval of the Board of Trustees of each of the respective Funds and each Fund’s shareholders. Forward Management is located at 101 California Street, Suite 1600, San Francisco, California 94111. As of December 31, 2010, Forward Management had approximately $5.97 billion of assets under management. Forward Management has the authority to manage the Trust in accordance with the investment objectives, policies, and restrictions of the Funds, subject to general supervision of the Trust’s Board of Trustees. Forward Management has managed the Trust since September 1998 and the Forward Funds are its principal investment advisory clients.

Forward Management has engaged the services of Emerald to act as sub-adviser to the Forward Banking and Finance Fund and Forward Growth Fund. Emerald is located at 3175 Oregon Pike, Leola, Pa. 17540. Emerald is a wholly owned subsidiary of Emerald Advisers, Inc., the former investment adviser to these Funds, and is located at the same address as that of Emerald. As of November 30, 2011, Emerald Advisers, Inc. had approximately $1.4 billion in assets under management

The portfolio managers of the Forward Growth Fund are:

Kenneth G. Mertz II, CFA, is responsible for the day-to-day management of the Forward Growth Fund and makes the final investment decisions for the Fund. Mr. Mertz has been the Chief Investment Officer & President of Emerald since October 1992. Before joining Emerald, Mr. Mertz was the Chief Investment Officer to the Pennsylvania State Employees’ Retirement System. Mr. Mertz has managed the Fund since its inception in October 1992.

Stacey L. Sears is also responsible for the day-to-day management of the Forward Growth Fund. Ms. Sears is a Senior Vice President of Emerald Advisers, Inc. and a Vice President of Emerald. Ms. Sears was employed by Emerald’s parent company from 1992 to 2001, and from 1995 to 2000, served as a Research Analyst. She became an assistant portfolio manager to Mr. Mertz in 2001. In 2002, Ms. Sears became a Portfolio Manager and was named the portfolio manager of the Fund. Ms. Sears has managed the Fund since January 2002.

Joseph W. Garner is also responsible for the day-to-day management of the Forward Growth Fund. Mr. Garner is a Senior Vice President of Emerald Advisers, Inc. and a Vice President of Emerald, having worked with the Emerald organization since 2002. Mr. Garner's research efforts are focused on small and mid-sized firms in the Business Services, Capital Goods, Consumer, Financial Services, and Technology sectors.

The Forward Banking and Finance Fund is managed by Kenneth G. Mertz II, CFA, whose biographical information appears above. He has managed the Fund since its inception in February 1997.

New Funds

Emerald serves as investment adviser of the New Funds. The portfolio managers of the New Growth Fund are Kenneth G. Mertz II, CFA, Stacey L. Sears and Joseph W. Garner.

The portfolio managers of the New Banking Fund are Kenneth G. Mertz II, CFA and Steven E. Russell, Esq. Mr. Russell has served as a Senior Research Analysit for Emerald Advisers, Inc. since 2005 and was also an employee of Emerald Advisers, Inc prior to 2005. Past experience includes serving as the co-manager of the Emerald Select Banking Fund and Manager of the Emerald Technology Fund.

Advisory and Subadvisory Agreements and Fee Waivers.

Predecessor Funds

Forward Management, LLC, subject to the general supervision of the Forward Funds Board of Trustees, is the Predecessor Funds’ investment adviser and is responsible for the overall management of its assets, including the appointment of Emerald as sub-adviser for the Predecessor Funds. In its role as sub-adviser, Emerald is responsible for the day-to-day management of the assets of the Predecessor Funds, including the purchase, retention and sale of securities, in accordance with the Predecessor Funds’ investment objectives and policies. This includes making investment decisions and buying and selling securities. Pursuant to an Investment Advisory Agreement between the Forward Funds and Forward Management, LLC, for its services, Forward Management, LLC receives an annual fee of 0.63% of the daily net assets of the Predecessor Growth Fund (after waivers) and an annual fee of 1.00% of the daily net assets of the Predecessor Banking Fund. The advisory fee is accrued daily and paid monthly. Fees are subject to the following breakpoints:

Forward Growth Fund	0.75% up to and including $250 million 0.65% over $250 million up to and including $500 million 0.55% over $500 million up to and including $750 million 0.45% over $750 million
Forward Banking and Finance Fund	1.00% up to and including $100 million 0.90% over $100 million

The advisory fee is computed on the average daily net assets of the Predecessor Fund, subject to the commitment to cap the Predecessor Fund’s operating expenses as described below.

Forward Management, LLC has contractually agreed to limit the Predecessor Growth Fund’s total annual fund operating expenses (including acquired fund fees and expenses) to 1.34% of average daily net assets for the Investor Class shares and 0.99% of average daily net assets for the Institutional Class shares of the Predecessor Growth Fund, at least through April 30, 2012. This obligation excludes taxes, brokerage commissions and extraordinary expenses. If such expenses are incurred, Predecessor Growth Fund expenses would be higher. Forward is permitted to recoup the fees waived and/or expenses reimbursed within a three-year period to the extent of the expense limitation. This agreement may not be terminated prior to April 30, 2012 except with the approval of Forward Funds’ Board of Trustees.

New Funds

Emerald, subject to the general supervision of the FIT Board of Trustees (the “FIT Funds Board”), is the investment adviser of each of the New Funds and is responsible for the overall management of their assets. In its role as adviser, Emerald is responsible for the day-to-day management of the assets of each New Fund, including the purchase, retention and sale of securities, in accordance with the New Funds’ investment objective and policies. This includes making investment decisions and buying and selling securities. Pursuant to an Investment Advisory Agreement between FIT and Emerald, for its services, Emerald will receive (subject to waivers) a Management Fee annually of 1.00% for the Emerald Banking Fund and 0.75% for the Emerald Growth Fund of the average daily net assets of each New Fund. The advisory fee is accrued daily and paid monthly.

Fees are subject to the following breakpoints:

Emerald Growth Fund	0.75% up to and including $250 million 0.65% over $250 million up to and including $500 million 0.55% over $500 million up to and including $750 million 0.45% over $750 million
Emerald Banking and Finance Fund	1.00% up to and including $100 million 0.90% over $100 million

Emerald has contractually agreed to waive its fees and/or reimburse the Emerald Growth Fund’s operating expenses at least through August 31, 2013 to the extent necessary to ensure that the total annual fund operating expenses, including acquired fund fees and expenses but excluding taxes, brokerage commissions and extraordinary expenses do not exceed 1.29% for Class A, 1.94% for Class C, 0.99% for Institutional Class and 1.34% for Investor Class of the Emerald Growth Fund’s average daily net assets attributable to each such Class in this expense cap commitment through a reduction in the amount of the fee otherwise payable by Emerald while Emerald is waiving a portion of its management fee or reimbursing the Emerald Growth Fund for its operating expenses. Any waivers or reimbursements have the effect of lowering the overall expense ratio for Classes of the Emerald Growth Fund and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed.

Although no similar arrangement exists for the Predecessor Banking Fund, Emerald has contractually agreed to waive its fees and/or reimburse the Emerald Banking and Finance Fund’s operating expenses at least through August 31, 2014 to the extent necessary to ensure that the total annual fund operating expenses, including acquired fund fees and expenses but excluding taxes, brokerage commissions and extraordinary expenses do not exceed 1.84% for Class A, 2.49% for Class C, 1.54% for Institutional Class and 1.89% for Investor Class of the Emerald Banking and Finance Fund’s average daily net assets attributable to each such Class in this expense cap commitment through a reduction in the amount of the fee otherwise payable by Emerald while Emerald is waiving a portion of its management fee or reimbursing the Emerald Banking and Finance Fund for its operating expenses. Any waivers or reimbursements have the effect of lowering the overall expense ratio for Classes of the Emerald Banking and Finance Fund and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed.

Emerald will be permitted to recover, on a class-by-class basis, expenses it has borne through the waiver-reimbursement arrangement with each New Fund described above to the extent that the respective New Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The New Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expense were incurred.

Under the Investment Advisory Agreement, Emerald may delegate any of its duties to a sub-adviser, subject to approval by the FIT Funds Board, including a majority of the directors who are not “interested persons” (as defined under the Investment Company Act of 1940) of Emerald, and, if required, by the requisite vote of the shareholders of the New Fund. To date, neither of the New Funds has applied for an exemptive order.

Distribution/Service (12b-1) Fees. The Predecessor Funds adopted distribution plans with respect to their Class A, Class C and Investor Class shares. The plans authorizes payments by the Predecessor Funds in connection with the distribution of Investor Class at an annual rate of 0.25% of the Predecessor Funds’ average daily net asset value (“NAV”), 0.35% in connection with Class A Shares and 0.75% in connection with the distribution of Class C Shares. Payments may be made by the Predecessor Funds under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Predecessor Funds, as determined by the Board. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; and production and dissemination of prospectuses and sales and marketing materials. The Class A shares of the Predecessor Banking Fund, and the Class C and Institutional Class of both Predecessor Funds bear an additional non 12b-1 Services Fee (0.10%, 0.25% and 0.05%, respectively), that, in part, defrays the costs of platforms on which such shares are listed.

To the extent any activity is one which the applicable Predecessor Funds may finance without the plan, the Predecessor Fund may also make payments to finance such activity outside of the plan and not subject to its limitations. The plan is a “compensation plan” which means that payments under the plan are based upon a percentage of average daily net assets attributable to the Investor Class regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments.

Each New Fund has adopted a Rule 12b-1 distribution and services plan with respect to its Class A, Class C and Investor Class (at a rate of 0.35%. 0.75% and 0.25%, respectively). The plans allow the New Funds to use assets of a Class to pay fees in connection with the distribution and marketing of such Class shares and/or provision of shareholder services to its Investor Class shareholders. See comparative chart to see the payments permitted by the New Funds under Rule 12b-1. It is expected that the New Fund will pay the maximum amounts. This plan is also a compensation plan. Class C, Institutional Class and Investor Class shares of each New Fund additionally bear a non 12b-1 Services Fee(0.25%, 0.05% and 0.15%, respectively) that, in part, defrays the costs of platforms on which such shares are listed.

The Predecessor Funds’ Institutional Class shares and the New Funds’ Institutional Class shares are not subject to Rule 12b-1 plans.

Trustee and Officers. The trustees and officers of the Forward Funds (of which the Predecessor Funds are series) are different from those of FIT (of which each New Fund is a series). The following individuals comprise the Board of Trustees of Forward Funds: Haig G. Mardikian, Donald O’Connor, DeWitt F. Bowman, Cecilia S. Herbert, Julie Allecta, and J. Alan Reid, Jr. The following individuals comprise the Board of Trustees of FIT: Mary K. Anstine, Edmund J. Burke, John R. Moran, Jr., Jeremy W. Deems, Jerry G. Rutledge, and Michael “Ross” Shell.

Independent Registered Public Accounting Firms (“Auditors”). The Predecessor Funds’ Auditor is PricewaterhouseCoopers LLP. The New Fund’s Auditor is Deloitte & Touche LLP.

Other Service Providers. Forward Securities, LLC serves as principal underwriter of the Predecessor Funds’ shares. ALPS Fund Services, Inc. serves as administrator and transfer agent for the Predecessor Funds. ALPS Distributors, Inc. serves as principal distributor of the New Funds’ shares. ALPS Fund Services, Inc., serves as the administrator, transfer agent and bookkeeping and pricing agent for the New Funds. Brown Brothers Harriman & Co. serves as custodian of the Predecessor Funds. Union Bank, N.A., the custodian of other FIT Funds, will serve as custodian of the New Funds.

Charter Documents. The Predecessor Funds are each a series of Forward Funds, a Delaware statutory trust and each New Fund is a series of FIT, also a Delaware statutory trust. Each trust is governed by their respective governing instruments, by-laws and state law. Additional information about the governing documents of the Forward Funds and FIT is provided below.

Shares. The Forward Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value per share. FIT is authorized to issue an unlimited number of shares of beneficial interest, no par value, from an unlimited number of series of shares. FIT will offer four series of shares of each New Fund to the public. Shares of each series of FIT have no preemptive or conversion rights.

Voting Rights. Holders of shares of the Forward Funds have one vote for each share held, and a proportionate fraction of a vote for each fractional share. On any matter submitted to a vote of shareholders of the Forward Funds, shares are voted by series and not in the aggregate, except when voting in the aggregate is required by the 1940 Act or when the Forward Funds Board of Trustees determines that the matter affects one or more series or classes of a series. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

On each matter submitted to a vote of shareholders of the New Fund, each shareholder is entitled to one vote for each whole share and each fractional share is entitled to a fractional vote. On any matter submitted to a vote of shareholders of FIT, shares are voted by series and not in the aggregate, except when voting in the aggregate is required by the 1940 Act or when the FIT Board of Trustees determines that the matter affects one or more series or classes of a series. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

Shareholder Meetings. As a series of a Delaware statutory trust, the New Funds are not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing directors, changing fundamental policies or approving an investment advisory contract. Meetings of shareholders of FIT may be called by the Board and must be called by the Board upon written request of shareholders owning at least 10% of the outstanding shares entitled to vote. Provisions of the Predecessor Funds are substantially the same. Business transacted at any special meeting of shareholders shall be limited to the purpose stated in the notice.

Shareholder Liability. FIT’s trust instrument disclaims shareholder liability for the debts, liabilities, obligations and expenses of the Trust or FIT or any of their respective series and provides indemnification for all losses and expenses of any shareholder held liable for the obligations of the New Funds. Provisions of the Predecessor Funds are substantially similar.

Director/Trustee and Officer Liability. The Forward Funds Declaration of Trust provides that the Forwards Funds will indemnify the Trustees of the Forward Funds and may indemnify its officers against liabilities and expenses incurred in connection with any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing contained in the Declaration of Trust shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. The Forward Funds, at its expense, may provide liability insurance for the benefit of its Trustees and its officers.

FIT indemnifies its trustees against all liabilities and expenses incurred by reason of being a trustee to the fullest extent permitted by law, except that FIT does not provide indemnification for liabilities due to a trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of such trustee’s duties.

The foregoing is a very general summary of certain provisions of the articles of incorporation, trust instruments, and by-laws and state law governing the Funds. It is qualified in its entirety by reference to the respective articles of incorporation, trust instruments, and by-laws.

INFORMATION ABOUT THE PROPOSED REORGANIZATION

General. The shareholders of the Predecessor Funds are being asked to approve a Reorganization of the Predecessor Funds into the New Funds pursuant to an Agreement and Plan of Reorganization (the “Agreement”), the form of which is attached to this Prospectus/Proxy Statement as Appendix 1.

The Reorganization is structured as a transfer of all the assets of the Predecessor Funds to the New Funds in exchange for the assumption by the New Funds of all the liabilities of the corresponding Predecessor Fund and for the issuance and delivery to the Predecessor Fund of Reorganization Shares equal in value to the aggregate net asset value of the corresponding Predecessor Fund.

After receipt of the Reorganization Shares, each Predecessor Fund will distribute the Reorganization Shares to its shareholders, in proportion to their existing shareholdings, in complete liquidation of the Predecessor Fund, and the legal existence of the Predecessor Fund as a series of the Trust will be terminated. Each Investor Class shareholder of a Predecessor Fund will receive the number of full and fractional shares of Investor Class of the New Fund, equal in value as of the Valuation Date (as defined in the Agreement) to the total value of their Predecessor Fund Investor Class shares held by that shareholder immediately prior to the Reorganization. Shareholders of the Institutional Class of the Predecessor Fund will receive the number of full and fractional shares of Institutional Class of the New Fund, equal in value as of the Valuation Date (as defined in the Agreement) to the total value of their Predecessor Fund Institutional Class shares held by that shareholder immediately prior to the Reorganization. Shareholders of the Class A of each Predecessor Fund will receive the number of full and fractional shares of Class A of the corresponding New Fund, equal in value as of the Valuation Date (as defined in the Agreement) to the total value of their corresponding Predecessor Fund Class A shares held by that shareholder immediately prior to the Reorganization. Shareholders of the Class C of each Predecessor Fund will receive the number of full and fractional shares of Class C of the corresponding New Fund, equal in value as of the Valuation Date (as defined in the Agreement) to the total value of their Predecessor Fund Class C shares held by that shareholder immediately prior to the Reorganization. Such shares will be held in an account with the corresponding New Fund identical in all material respects to the account currently maintained by the Predecessor Fund.

The Forward Funds Board has voted to approve the Agreement and the proposed Reorganization and to recommend that shareholders also approve the Agreement and the transactions it contemplates. The actions contemplated by the Agreement and the related matters described therein will be consummated only if approved by the affirmative vote of a majority of the outstanding shares of the Predecessor Fund entitled to vote, cast in person or by proxy at the Special Meeting.

Reasons for the Reorganization. The Forward Funds Board considered the proposed Reorganizations of each Predecessor Fund into the corresponding New Fund at the request of the Predecessor Funds’ investment adviser (Forward) and Emerald. The Forward Funds Board first discussed the Reorganizations during its regular meeting on September 7, 2011. Following that discussion, a presentation and proposal regarding the Reorganizations were considered by the Board of Trustees at its regular meeting on December 14-15, 2011. The Board also considered that Emerald has historically been successful in serving the shareholder base of the Predecessor Funds, and that Emerald is best situated to serve and market to this shareholder base going forward, and to potentially increase the base of shareholders investing in the Funds.

The Forward Funds Board was informed that the Reorganizations were being proposed in order to increase distribution opportunities for the Predecessor Funds and to enhance the potential for asset growth and facilitate distribution through additional channels, and that it was the view of Forward that the transition of the management of the Predecessor Funds to Emerald would present the best opportunity for potential growth of the Funds, and that the proposed Reorganizations were consistent with the long-term product strategy of the Forward Funds.

At the September and December, 2011 meetings, the Forward Funds Board of Trustees was provided with information from Forward, ALPS and Emerald. The Board reviewed and discussed various information and materials in full session and in an executive session of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Forward Funds (the “Independent Trustees”), and engaged in further discussions with Forward. The review included consideration of, among other things, (a) a memorandum from counsel to the Independent Trustees regarding the proposed Reorganizations; (b) information about FIT; (c) a comparison of the Predecessor Funds’ proposed advisory fees and total expenses by class to those of the New Funds; (d) a comparison of the proposed investment advisory fees with fees of other comparable investment vehicles; (e) the current Form ADV of Emerald; (e) certain legal and regulatory matters; (f) certain financial information; (h) information regarding potential benefits of the Reorganizations to the various parties including potential compensation to be received by Forward from Emerald; and (i) alternatives to the Reorganizations. The Forward Funds Board also considered information about the fee structure of the New Funds, including the use of legacy classes for existing Predecessor Fund shareholders.

It was noted that Emerald agreed to cap total Emerald Growth Fund ordinary operating expenses for the Institutional Class, Investor Class, Class A and Class C shareholders at the expense levels currently in place for the corresponding classes of the Predecessor Growth Fund under the same terms as the existing expense cap agreement through at least August 31, 2013, which is more than one year longer than the current agreement with the investment adviser to the Predecessor Growth Fund. Further, it was noted that Emerald agreed to cap total Emerald Banking and Finance Fund ordinary operating expenses for the Institutional Class, Investor Class, Class A and Class C shareholders at the expense levels currently being experienced by the corresponding classes of the Predecessor Banking and Finance Fund for at least two years. The Forward Funds Board noted that the existing expense cap agreement for the Forward Growth Fund was due to expire on April 30, 2012, after which time total fund operating expenses of the Predecessor Growth Fund would go up if the expense cap agreement was not renewed. The Forward Board noted that the Forward Banking and Finance Fund does not currently operate under any expense cap, and that in light of the asset levels of that Fund, the expense cap being offered by Emerald constitutes a significant potential benefit to shareholders.

The Forward Funds Board of Trustees was also informed that the New Funds would be managed by Emerald with substantially the same portfolio management team that sub-advised the Predecessor Funds using substantially the same investment approach. Due to the fact that Emerald serves as sub-adviser to the Predecessor Funds, the Board of Trustees has had the opportunity to meet with and receive information about Emerald and its management over a period of several years, including detailed fee information regarding the Predecessor Funds at the September 7, 2011 meeting. Moreover, each New Fund would have the same investment objective and substantially similar principal investment strategies and limitations. The Board was also informed that Emerald and FIT (with respect to the composition of its board) would comply with Section 15(f) of the 1940 Act, which provides a non-exclusive safe harbor for an investment adviser or its affiliated persons to receive any amount or benefit in connection with the transfer of advisory arrangements, subject to the satisfaction of two conditions. First, for a period of at least three years following the Reorganizations, at least 75% of the board members of the successor investment company (in this case, FIT) must not be interested persons of the adviser or predecessor advisor or sub-adviser. Second, for a period of at least two years following the Reorganizations, no “unfair burden” may be placed on the investment company.

At the September and December, 2011 meetings, the Forward Funds Board of Trustees was also presented with other information regarding the proposed Reorganizations, including a summary of the information and documents provided pursuant to the Board’s request, as well as materials related to the legal format of the Reorganizations and the disclosure that will be provided to the Predecessor Funds’ shareholders. The materials included fee and expense comparisons, performance information, financial information and information regarding distribution strategies and the continuity of portfolio management and investment strategies following the Reorganization.

The Forward Funds Board of Trustees considered the potential benefits of the Reorganization to Emerald and to Forward. The Board was informed that the Predecessor Funds and the New Funds would not bear any costs of the Reorganization, which costs would generally be borne by Emerald and Forward, and that the value of shares of the New Funds to be received by shareholders of the Predecessor Funds would be of equivalent NAV. Thus, the Reorganizations would not be dilutive to shareholders. In addition, the Independent Trustees of the Forward Funds received advice from independent legal counsel regarding Trustee duties in connection with considering the Reorganizations.

Section 15(f) of the 1940 Act provides that an investment adviser (such as Forward) to a registered investment company may receive any amount or benefit in connection with a sale of any interest in such investment adviser that results in an assignment of an advisory contract if the following two conditions are satisfied: (1) for a period of three years after such assignment, at least 75% of the board of directors/trustees of the investment company cannot be “interested persons” (as defined in the 1940 Act) of the new or former investment adviser; and (2) no “unfair burden” may be imposed on the investment company as a result of the assignment or any express or implied terms, conditions or understandings applicable to the transaction. The term “unfair burden,” as defined in the 1940 Act, includes any arrangement during the two-year period after a change of control whereby the investment adviser (or predecessor or successor adviser), or any interested person of any such adviser, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services), or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than ordinary fees for bona fide principal underwriting services). While no interest in Forward is being sold in connection with the Reorganizations, the Board of Trustees has been informed by Forward and Emerald that Forward, Emerald and FIT (with respect to the composition of its board) intend to comply with the section 15(f) safe harbor.

The Forward Funds Board of Trustees has been advised by Emerald and Forward that they are not aware of any circumstances arising from the Agreement and Plan of Reorganization that might result in an unfair burden being imposed on the New Funds or the Predecessor Funds. With respect to the other condition, the Forward Funds Board has been advised that the current FIT Board of Trustees is comprised of five independent trustees and one interested trustee, and that there is no current intention to change this composition.

The Forward Funds Board of Trustees was informed that the shareholders of the Predecessor Funds would be receiving shares of the New Funds in the Reorganizations, which are intended to qualify as a tax-free “reorganization” under Section 368(a)(1)(F) of the Code and that as such no gain or loss will be recognized by Predecessor Fund, its shareholders, or the New Fund, and that the Predecessor Funds would receive an opinion of counsel regarding this matter. The Board noted that the Reorganizations would generally provide a more preferable result for shareholders as compared to a liquidation of the Predecessor Funds, which would be a taxable event and could result in capital gains distribution to shareholders, depending on their cost basis.

In light of the above-described deliberations, in considering the proposed Reorganization, the Forward Funds Board of Trustees took into account a number of factors, including:

1.	The terms and conditions of the Agreement and Plan of Reorganization;

2.	The anticipated effect of the Reorganizations on per-share fees and expenses of each Predecessor Fund’s shareholders;

3.	Emerald’s commitment to cap ordinary expenses of the Emerald Growth Fund so that existing shareholders of the Predecessor Growth Fund would be subject to the same expense ratio under the same terms as the existing expense cap agreement until at least August 31, 2013, which is more than one year longer than the expense cap agreement currently in place for the Predecessor Growth Fund;

4.	Emerald’s commitment to cap ordinary expenses of the Emerald Banking and Finance Fund so that existing shareholders of the Predecessor Banking and Finance Fund would be subject to the same expense ratio currently being experienced by that Fund, under the terms of an expense cap agreement for at least two years, even though no comparable expense cap agreement is currently in place for the Predecessor Banking and Finance Fund;

5.	The continuity of portfolio management as a result of the Reorganizations, with Emerald and its investment team (which currently serve as sub-advisers to the Predecessor Funds) continuing to advise the New Funds;

6.	The continuity of the Predecessor Funds’ investment objectives, strategies, policies and restrictions following the Reorganizations;

7.	The historical investment performance of the Predecessor Funds relative to their benchmarks and their peer groups;

8.	The potential benefits to Predecessor Fund shareholders resulting from the New Funds’ access to the distribution network and capability of ALPS Distributors, Inc. and an increased role for Emerald in the promotion of the New Funds, which could result in a larger asset base and potentially reduced operating expenses over the long term;

9.	The U.S. federal tax consequences of the Reorganizations, including that each Reorganization is structured as a tax-free reorganization;

10.	The fact that the Predecessor Funds and the New Funds will not bear any expenses of the Reorganizations and that the costs of the Reorganizations will be borne by Emerald Forward;

11.	Emerald’s commitment to comply with Section 15(f) under the 1940 Act with respect to the New Funds;

12.	Possible alternatives to the Reorganizations, including the liquidation of the Predecessor Funds or the engagement of new advisers;

13.	The potential benefits of the Reorganizations to certain persons, including Forward and Emerald; and

14.	The Board of Trustees also considered the potential risks of the Reorganizations, primarily including the possibility that the assets of the New Funds may not grow or may decrease, and that this could have a negative impact on the portfolio management of the New Funds and the New Funds’ expenses could increase, all of which could have a negative impact on investment performance.

Based on the foregoing, at its December 14-15 meeting, the Forward Funds Trustees, including the Independent Trustees, through an exercise of their business judgment, unanimously concluded that, when considering the totality of the factors, each Reorganization is in the best interests of the respective Predecessor Fund and that the interests of respective Predecessor Fund shareholders would not be diluted as a result of the Reorganization. Accordingly, the Board determined to approve the Reorganizations and recommended that they be submitted to the Predecessor Fund shareholders for approval.

Agreement between Forward Management, LLC and Emerald

Pursuant to an Amended and Restated Master Agreement between Forward Management, LLC and Emerald, Emerald has agreed to pay to Forward Management, LLC a monthly fee in arrears at an annual rate of 0.15% (15 basis points) on the average daily net assets of each of the New Banking Fund and the New Growth Fund in exchange for facilitating and assisting in the transition of the advisory responsibilities related to the Predecessor Growth Fund and the Predecessor Banking Fund. Such amount is to be paid out of Emerald’s own resources and profits and not as an additional expense of the New Funds.

Forward Management, LLC has agreed to reduce the payments due from Emerald pursuant to the above arrangement to the extent that Emerald must waive its management fees to meet the expense cap agreement in place for the New Banking Fund.

Solely with respect to the New Banking Fund, for every two basis points of fee waiver by Emerald in favor of the New Banking Fund in excess of eight (8) basis points, the fee paid to Forward Management, LLC will be reduced by one (1) basis point, up to a maximum reduction of five (5) basis points. To the extent that there is a recoupment of any management fee in later years, such recoupment will be shared in a ratio of 1 dollar recouped by Forward Management, LLC to every 2 dollars recouped by Emerald.

After 5 years, either Forward Management, LLC or Emerald has an option to terminate this relationship in exchange for a payment made by Emerald.

Agreement and Plan of Reorganization. The proposed Reorganization will be governed by the Agreement, the form of which is attached as Appendix 1. The Agreement provides that each Predecessor Fund will transfer all of its assets to the corresponding New Fund solely in exchange for the issuance of full and fractional Reorganization Shares and the assumption of all the corresponding Predecessor Fund’s liabilities. The Reorganization Shares will be issued on or about [            ], 2012 or such other date as may be agreed upon by the parties (the “Closing Date”). The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement.

Each Predecessor Fund will transfer all of its assets to the corresponding New Fund, and in exchange, each New Fund will assume all liabilities of the corresponding Predecessor Fund and deliver to the corresponding Predecessor Fund the number of full and fractional shares of the appropriate class of the New Fund having an aggregate net asset value equal to the net asset value of the shares of the Predecessor Fund. On or as soon after the Closing Date as is possible (the “Liquidation Date”), each Predecessor Fund will distribute in complete liquidation of the Predecessor Fund, pro rata to its shareholders of record, all of the Reorganization Shares received by the Predecessor Fund. This distribution will be accomplished by the transfer of Reorganization Shares credited to the account of the Predecessor Fund on the books of the corresponding New Fund to open accounts on the share records of the New Fund in the name of corresponding Predecessor Fund shareholders, and representing the respective pro rata number of Reorganization Shares of the applicable class due such shareholders. All issued and outstanding shares of each Predecessor Fund will simultaneously be canceled on the books of the Predecessor Fund. As a result of the proposed transaction, each Predecessor Fund shareholder will receive a number of Reorganization Shares of the applicable class equal in value as of the Valuation Date to the value of the corresponding class of Predecessor Fund shares previously held by such shareholder.

The consummation of the Reorganization is subject to the terms and conditions and the representations and warranties set forth in the Agreement. The Agreement (as applicable to either Predecessor Fund) may be terminated by mutual agreement of Forward Funds (on behalf of the Predecessor Funds) and FIT on behalf of the New Funds. In addition, either the Predecessor Funds or FIT may at its option terminate the Agreement at or before the Closing Date due to (i) a material breach by any other party of any representation, warranty, or agreement to be performed at or before the Closing Date, if not cured within 30 days; (ii) a condition precedent to the obligations of the terminating party that has not been met if it reasonably appears that it will not or cannot be met; or (iii) a determination by the Board of Forward Funds or the Board of FIT that the consummation of the transactions contemplated therein is not in the best interests of the Predecessor Fund or the corresponding New Fund, respectively.

The New Funds and the Predecessor Funds will pay no expenses associated with their participation in the Reorganization. Emerald or an affiliate will pay all reasonable legal counsel and other expenses (including board meeting fees and costs) of the New Funds incurred in connection with the Reorganization. Emerald or an affiliate will pay such expenses of the Predecessor Funds up to a maximum of $12,500. The Predecessor Funds’ expenses in excess of this amount will be paid by Forward Management, LLC.

Description of the Reorganization Shares. Reorganization Shares will be issued to the Predecessor Fund’s shareholders in accordance with the Agreement as described above. The Reorganization Shares will be Institutional Class, Investor Class, Class A, and Class C of the New Fund. Investor Class Reorganization Shares have similar characteristics as the corresponding Investor Class shares of the Predecessor Fund. Institutional Class Reorganization Shares have similar characteristics as the corresponding Institutional Class shares of the Predecessor Fund. Class A Reorganization Shares have similar characteristics as the corresponding shares of Class A of the Predecessor Fund and Class C Reorganization Shares have similar characteristics as the corresponding shares of Class C of the Predecessor Fund. For more information on the characteristics of each class of the Reorganization Shares, please see the applicable prospectus, a copy of which is included with this Prospectus/Proxy Statement.

Certain U.S. Federal Income Tax Consequences. It is a condition to each Fund’s obligation to consummate the Reorganization that the Funds receive a tax opinion (which opinion will be based on certain factual representations and certain customary assumptions), substantially to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for U.S. federal income tax purposes:

(a)	The transfer of all the assets of the Predecessor Fund to the New Fund in exchange solely for Reorganization Shares and the assumption by the New Fund of all the liabilities of the Predecessor Fund followed by the pro rata distribution by the Predecessor Fund of all the Reorganization Shares to the Predecessor Fund shareholders in complete liquidation of the Predecessor Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code and each Fund will be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)	No gain or loss will be recognized by the New Fund upon the receipt of all the assets of the Predecessor Fund solely in exchange for Reorganization Shares and the assumption by the New Fund of all the liabilities of the Predecessor Fund.

(c)	No gain or loss will be recognized by the Predecessor Fund upon the transfer of all its assets to the New Fund solely in exchange for Reorganization Shares and the assumption by the New Fund of all the liabilities of the Predecessor Fund or upon the distribution (whether actual or constructive) of such Reorganization Shares to the Predecessor Fund’s shareholders solely in exchange for such shareholders’ shares of the Predecessor Fund in complete liquidation of the Predecessor Fund.

(d)	No gain or loss will be recognized by the Predecessor Fund’s shareholders upon the exchange of their Predecessor Fund shares solely for Reorganization Shares in the Reorganization.

(e)	The aggregate basis of the Reorganization Shares received by each Predecessor Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Predecessor Fund shares exchanged therefor by such shareholder. The holding period of the Reorganization Shares received by each Predecessor Fund shareholder will include the period during which the Predecessor Fund shares exchanged therefor were held by such shareholder, provided such Predecessor Fund shares are held as capital assets at the time of the Reorganization.

(f)	The basis of the Predecessor Fund’s assets transferred to the New Fund will be the same as the basis of such assets to the Predecessor Fund immediately before the Reorganization. The holding period of the assets of the Predecessor Fund in the hands of the New Fund will include the period during which those assets were held by the Predecessor Fund.

(g)	The consummation of the Reorganization will not terminate the taxable year of the Predecessor Fund. The part of the taxable year of the Predecessor Fund before the effective time of the Reorganization and the part of the taxable year of the New Fund after the effective time will constitute a single taxable year of the New Fund.

Notwithstanding the above, no opinion will be expressed as to (1) the effect of the Reorganization on the Predecessor Fund or the New Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code; (2) any other U.S. federal tax issues (except those set forth above); or (3) all state, local or foreign tax issues of any kind. In particular, no opinion will be expressed with respect to the taxable year of any Predecessor Fund shareholder.

No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

This description of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of U.S. federal, state, local, non-U.S. or other tax laws.

Capitalization. The following table shows, as of December 1, 2011, the capitalization of each Fund and the pro forma combined capitalization of the New Fund, giving effect to the proposed Reorganization as of that date:

		Net Asset Value	Shares
	Net Assets	Per Share	Outstanding

Forward Growth Fund

Investor Class	$867,515	$13.27	65,384

Institutional Class	$64,764,650	$13.42	4,825,785

Class A	$38,231,680	$13.28	2,878,184

Class C	$2,566,558	$12.24	209,683

Emerald Growth Fund

Institutional Class	$64,764,650	$13.42	4,825,785

Investor Class	$867,515	$13.27	65,384

Class A	$38,231,680	$13.28	2,878,184

Class C	$2,566,558	$12.24	209,683

New Fund (pro forma)

Investor Class	$867,515	$13.27	65,384

Class A	$38,231,680	$13.28	2,878,184

Class C	$2,566,558	$12.24	209,683

Institutional Class	$64,764,650	$13.42	4,825,785

		Net Asset Value	Shares
	Net Assets	Per Share	Outstanding
Forward Banking and Finance Fund

Investor Class	$131,199	$13.94	9,409

Institutional Class	N/A	N/A	N/A

Class A	$20,108,345	$14.58	1,379,086

Class C	$13,507,317	$13.53	998,282

Emerald Banking and Finance Fund

Institutional Class	N/A	N/A	N/A

Investor Class	$131,199	$13.94	9,409

Class A	$20,108,345	$14.58	1,379,086

Class C	$13,507,317	$13.53	998,282

New Fund (pro forma)

Investor Class	$131,199	$13.94	9,409

Class A	$20,108,345	$14.58	1,379,086

Class C	$13,507,317	$13.53	998,282

Institutional Class	N/A	N/A	N/A

INFORMATION ABOUT VOTING AND THE SPECIAL MEETING

General. The cost of preparing, printing and mailing this Prospectus/Proxy Statement and the accompanying proxy card and all other costs incurred in connection with the solicitation of proxies will be paid by Emerald or its affiliates. Shareholder votes will be solicited primarily by mail by certain officers and representatives of Forward Funds, officers, employees or agents of Forward Management, LLC or Emerald, and certain financial service firms and their representatives, who will receive no extra compensation for their services. Solicitations may also be made by telephone, facsimile, e-mail or in person.                      has been retained as proxy tabulator.

As of             , 2011 (the “Record Date”), the Forward Banking and Finance Fund had              shares outstanding, and the Forward Growth Fund had              shares outstanding.

Only shareholders of record on the Record Date will be entitled to notice of and to vote at the Special Meeting.

Proposals of Shareholders

The Forward Funds is generally not required to hold annual meetings of shareholders and the Trust generally does not hold a meeting of shareholders in any year, unless certain specified shareholder actions, such as the election of directors or the approval of a new advisory agreement, are required to be taken under state law or the 1940 Act. By observing this policy, the Trust seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholders’ meetings, as well as the related expenditure of staff time.

A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a series of the Forward Funds hereafter called should send the proposal to the Secretary of the Forward Funds at the Forward Fund’s principal offices within a reasonable time before the solicitation of proxies for such meeting occurs. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the meeting. For a shareholder proposal to be considered at a shareholders’ meeting, it must be a proper matter for consideration.

Other Matters to Come Before the Special Meeting

The Board of Trustees of the Forward Funds is not aware of any matters that will be presented at the Special Meeting other than that set forth in this Prospectus/Proxy Statement. Should any other matters requiring a vote of shareholders arise, the accompanying proxy card will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their judgment.

Quorum

In order to transact business at the Special Meeting, a “quorum” must be present. Under the Forward Fund’s governing documents, a quorum is constituted by the presence, in person or by proxy, at the Special Meeting of at least one-third of the outstanding shares of each Series or Class, or one-third of the outstanding shares of the Forward Funds Trust, entitled to vote with respect to a proposal (or sub-proposal), as applicable, shall constitute a quorum for the transaction of business at a meeting of the shareholders with respect to such Series or Class, or with respect to the entire Forward Funds Trust, respectively. If the necessary quorum to transact business, or the vote required to approve the proposal, is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies with respect to that proposal.

For purposes of determining the presence of a quorum for the transaction of business at the Special Meeting, abstentions and broker “non-votes” will be treated as shares that are present, but which have not been voted. Broker non-votes are shares held in “street name” for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. Accordingly, shareholders are urged to forward their voting instructions promptly.

If a quorum is not present at the Special Meeting or a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment would require the affirmative vote of a majority of the shares of the Predecessor Fund represented at the Special Meeting to be adjourned. The persons named as proxies will vote those proxies that they are entitled to vote “FOR” the proposal in favor of such an adjournment and will vote those proxies required to be voted “AGAINST” the proposal against such adjournment.

Voting

Approval of a Reorganization by each Predecessor Fund will require the affirmative vote of (i) 67% or more of the respective Predecessor Fund voting securities present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of that Predecessor Fund, whichever is less.

Whether you expect to be personally present at the Special Meeting or not, we encourage you to vote by proxy. You can do this by completing, dating, signing and returning the accompanying proxy card using the enclosed postage-paid envelope or by voting via the Internet or by telephone, as described below. You may also vote in person at the Special Meeting. Even if you intend to vote your shares in person at the Special Meeting, you are urged to complete and return the enclosed proxy card or to vote via the Internet or by telephone. Voting before the Special Meeting will not prevent you from voting at the Special Meeting if you desire to do so, as your vote by proxy is revocable at your option. If you vote via the Internet or telephone, you do not need to mail your proxy card.

If you choose to vote by proxy, your shares will be voted as you instruct. If no choice is indicated, your shares will be voted “FOR” the Reorganization proposal and in accordance with the best judgment of the persons named as proxies on such other matters that may properly come before the Special Meeting.

The Trust has also arranged to have votes recorded by telephone. Please have the proxy card in hand and call the number on the enclosed materials and follow the instructions. After a shareholder provides his or her voting instructions, those instructions are read back to the shareholder and the shareholder must confirm his or her voting instructions before disconnecting the telephone call. The voting procedures used in connection with telephone voting are designed to reasonably authenticate the identity of shareholders, to permit shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded.

Shareholders may also vote over the Internet by following the instructions in the enclosed materials. Shareholders will be prompted to enter the control number on the enclosed proxy card. Follow the instructions on the screen, using the proxy ballot as a guide. The voting procedures used in connection with Internet voting are designed to reasonably authenticate the identity of shareholders, to permit shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded.

For the Reorganization proposal, to the extent not designated, the shares will be voted “FOR” approval of the Reorganization. Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Secretary of the Forward Funds (ii) by properly executing a later-dated proxy that is received by the Forward Funds at or prior to the Special Meeting or (iii) by attending the Special Meeting and voting in person. Merely attending the Special Meeting without voting, however, will not revoke a previously submitted proxy.

In tallying votes, abstentions and broker non-votes will not count toward the number of votes in favor of the Reorganization proposal, which means they will have the effect of votes against the Reorganization proposal.

Share Ownership

As of the Record Date, the officers and directors/directors of each of the Trust and FIT as a group beneficially owned less than 1% of the outstanding shares of either of the Predecessor Funds. As of the date of this Prospectus/Proxy Statement, no shares of the New Funds have been issued.

As of December 1, 2011, the following persons owned of record or beneficially, as of December 1, 2011, 5% or greater of any class of the Fund's outstanding equity securities:

Forward Growth Fund

Name and Address of Shareholder	Class	Type of Ownership	Shares Beneficially Owned	Percentage Owned	Estimated Pro Forma Ownership After the Reorganization

Colorado State Bank & Trust	Investor	Beneficial	51,329	78.50%	78.50%
1600 Broadway
Denver, CO 80202

JP Morgan Retirement Plan Services	Institutional	Record	4,813,739	99.94%	99.94%
9300 Ward Parkway
Kansas City, MO 64114

Pershing, LLC	Class A	Record	515,930	17.93%	17.93%
P.O. Box 2052
Jersey City, NJ 07303-9998

Wells Fargo Investments, LLC	Class A	Record	273,445	9.50%	9.50%
608 2nd Avenue South
Minneapolis, MN 55749

National Financial Services Corp.	Class A	Record	251,667	8.75%	8.75%
200 Liberty Street One
One World Financial Center
New York, NY 10281

Charles Schwab & Co., Inc.	Class A	Record	188,042	6.53%	6.53%
101 Montgomery Street
San Francisco, CA 94104

First Clearing, LLC	Class C	Record	25,926	12.36%	12.36%
2801 Market Street
St. Louis, MO 63103

Citigroup Global Markets, Inc.	Class C	Record	24,780	11.82%	11.82%
333 West 34th Street, 3rd Floor
New York, NY 10001

Capital Securities Management	Class C	Record	18,638	8.89%	8.89%
P.O. Box 335
Linwood, NJ 08221

Merrill Lynch Pierce Fenner & Smith	Class C	Record	14,814	7.06%	7.06%
4800 Deer Lake Drive E, Floor 3
Jacksonville, FL 32246

Janney Montgomery Scott, LLC	Class C	Record	12,787	6.10%	6.10%
1801 Market Street
Philadelphia, PA 19103

Forward Banking and Finance Fund

Name and Address of Shareholder	Class	Type of Ownership	Shares Beneficially Owned	Percentage Owned	Estimated Pro Forma Ownership After the Reorganization

Colorado State Bank & Trust	Investor	Beneficial	7,955	84.55%	84.55%
1600 Broadway
Denver, CO 80202

Janney Montgomery Scott, LLC	Investor	Record	933	9.91%	9.91%
1801 Market Street
Philadelphia, PA 19103

Merrill Lynch Pierce Fenner & Smith	Class A	Record	306,299	22.21%	22.21%
4800 Deer Lake Drive E, Floor 3
Jacksonville, FL 32246

Pershing, LLC	Class A	Record	242,775	17.60%	17.60%
P.O. Box 2052
Jersey City, NJ 07303-9998

First Clearing, LLC	Class A	Record	183,782	13.33%	13.33%
2801 Market Street
St. Louis, MO 63103

LPL Financial Services	Class A	Record	87,983	6.38%	6.38%
9785 Towne Centre Drive
San Diego, CA 92121

First Clearing, LLC	Class C	Record	550,657	55.16%	55.16%
2801 Market Street
St. Louis, MO 63103

Merrill Lynch Pierce Fenner & Smith	Class C	Record	124,279	12.45%	12.45%
4800 Deer Lake Drive E, Floor 3 Jacksonville, FL 32246

Appendix 1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this      day of         , 201   by Financial Investors Trust, a Delaware statutory trust (the “Acquiring Trust”), on behalf of the [Emerald Banking and Finance Fund] / [Emerald Growth Fund] (the “Acquiring Fund”); Forward Funds, a Delaware statutory trust (the “Selling Trust”), on behalf of the [Forward Banking and Finance Fund] / [Forward Growth Fund] (the “Selling Fund”) (the Acquiring Fund and Selling Fund referred to herein as a “Fund” and collectively, the “Funds”); Emerald Mutual Fund Advisors Trust (“Emerald”), the investment adviser to the Acquiring Fund (for purposes of Sections 5.11, 5.13, and 9.1 of the Agreement only); and Forward Management, LLC (“Forward”), the investment adviser to the Selling Fund (for purposes of Sections 5.13 and 9.1 of the Agreement only). The principal place of business of the Acquiring Trust is 1290 Broadway, Suite 1100, Denver, Colorado 80203; the principal place of business of the Selling Trust and Forward is 101 California Street, Suite 1600, San Francisco, California 94111; and the principal place of business of Emerald is 3175 Oregon Pike, Leola, Pennsylvania 17540.

This Agreement is intended to be and is adopted as a plan of “reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all the assets of the Selling Fund to the Acquiring Fund, in exchange solely for voting Class A, Class C, Institutional Class, and Investor Class shares of beneficial interest, no par value per share, of the Acquiring Fund (collectively, the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund; immediately followed by (ii) the distribution of the Class A, Class C, Institutional Class, and Investor Class shares of the Acquiring Fund to the Class A, Class C, Institutional Class, and Investor Class shareholders, respectively, of the Selling Fund and the termination, dissolution and complete liquidation of the Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquiring Fund is a separate series of the Acquiring Trust, the Selling Fund is a separate series of the Selling Trust, the Acquiring Trust and the Selling Trust are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Selling Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of the Selling Trust has determined that the Reorganization is in the best interests of the Selling Fund and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR ACQUIRING

FUND SHARES AND THE ASSUMPTION OF THE SELLING FUND’S LIABILITIES,

AND TERMINATION AND LIQUIDATION OF THE SELLING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of its assets, as set forth in Section 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Selling Fund the number of full and fractional Acquiring Fund Class A, Class C, Institutional Class, and Investor Class Shares, computed in the manner set forth in Section 2.3; and (ii) to assume all of the liabilities of the Selling Fund, as set forth in Section 1.3. Such transactions shall take place at the closing provided for in Section 3.1 (the “Closing”).

1.2 ASSETS TO BE TRANSFERRED. The Selling Fund shall transfer all of its assets to the Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date, as such term is defined in Section 3.1.

1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible before the Closing Date other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. Notwithstanding the foregoing, the Acquiring Fund shall assume all liabilities of the Acquired Fund, which assumed liabilities shall include all of the Selling Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is possible, but no later than six (6) months after the Closing Date (the “Liquidation Date”): (a) the Selling Fund will distribute in complete liquidation of the Selling Fund, pro rata by Class A, Class C, Institutional Class, and Investor Class, respectively, to its shareholders of record determined as of the close of business on the Valuation Date (as defined in Section 2.1) (the “Selling Fund Shareholders”), all of the Class A, Class C, Institutional Class, and Investor Class Shares of the Acquiring Fund received by the Selling Fund pursuant to Section 1.1; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in Section 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. All issued and outstanding shares of the Selling Fund will simultaneously be redeemed by the Selling Trust and canceled on its books. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Shares of the Acquiring Fund will be issued at the Closing to the Selling Fund, in an amount computed in the manner set forth in Section 2.3, to be distributed to the Selling Fund Shareholders.

1.6 STATE FILINGS. Promptly following the Closing Date, the Selling Trust shall make any filings with the State of Delaware that may be required under the laws of the State of Delaware to effect the termination of the Selling Fund, and shall file final tax returns with the State of California if required under applicable law.

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8 TERMINATION. The Selling Fund shall be dissolved, terminated and have its affairs wound up in accordance with Delaware state law, promptly following the Closing Date and the making of all distributions pursuant to Section 1.4.

1.9 BOOKS AND RECORDS. All books and records of the Selling Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and copies thereof shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date. The Acquiring Fund shall maintain all books and records relating to the Reorganization for the time periods set forth in Rule 17a-8 under the 1940 Act.

1.10 INITIAL SHARE. Prior to the Closing, the Acquiring Fund will issue one share of each of Class A, Class C, Institutional Class, and Investor Class Shares of the Acquiring Fund (the “Initial Shares”) to Emerald Mutual Fund Advisers Trust (the “Sole Shareholder”) in exchange for Ten Dollars ($10.00) per share for the sole purpose of allowing the Sole Shareholder to approve certain organizational items on behalf of the Acquiring Fund. The Initial Shares shall be redeemed and cancelled by the Acquiring Fund in exchange for Ten Dollars ($10.00) per share immediately prior to the Closing.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS AND LIABILITIES. The value of the Selling Fund’s net assets shall be the value of all the Selling Fund’s assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (such time and date being hereinafter called the “Valuation Date”) after the declaration and payment of any dividends and/or other distributions on that date, less the amount of all the Selling Fund’s liabilities. The value of the Selling Fund’s assets and liabilities shall be determined by using the valuation procedures set forth in the Selling Trust’s Certificate of Trust, Declaration of Trust,

and Bylaws (the “Selling Trust Governing Documents”), the Selling Trust’s Pricing and Valuation Committee Procedures and the Selling Fund’s then-current prospectus and statement of additional information.

2.2 VALUATION OF SHARES. The aggregate net asset value of each class of Acquiring Fund Shares shall be the aggregate net asset value of the respective class of the Selling Fund on the Valuation Date, using the valuation procedures set forth in the Selling Trust Governing Documents and the Selling Fund’s then-current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. Each Class A, Class C, Institutional Class, and Investor Class shareholder of the Selling Fund will receive, respectively, the number of full and fractional shares of Class A, Class C, Institutional Class, and Investor Class shares of the Acquiring Fund, equal as of the Valuation Date to the number of full and fractional Class A, Class C, Institutional Class, and Investor Class shares of the Selling Fund held by that shareholder immediately prior to the Reorganization.

2.4 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The Closing shall occur on             , 2012 or such other date as the parties may agree in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place immediately after the close of regular trading on the Valuation Date. The Closing shall be held immediately after the close of regular trading on the NYSE at the offices of ALPS Fund Services, Inc. in Denver, Colorado or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Selling Fund shall cause Brown Brothers Harriman & Co., as custodian for the Selling Fund (the “Custodian”), to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that: (a) the Selling Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable U.S. federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund. The Selling Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian for the Selling Fund to the custodian for the Acquiring Fund for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Selling Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for the transfer in such condition as to constitute good delivery thereof.

3.3 TRANSFER AGENT’S CERTIFICATE. The Selling Fund shall cause ALPS Fund Services, Inc., as transfer agent for the Selling Fund, to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders, and the number, class and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause ALPS Fund Services, Inc., its transfer agent, to issue and deliver to the Selling Fund (a) a certificate as to the opening of accounts in the Selling Fund Shareholders’ names on the Acquiring Fund’s share transfer books and (b) a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Selling Fund or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund’s account on the books of the Acquiring Fund.

3.4 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Trust, on behalf of the Selling Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Selling Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) The Selling Fund is a separate series of the Selling Trust duly authorized in accordance with the applicable provisions of the Selling Trust Governing Documents.

(c) The Selling Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in the violation of any provision of the Selling Trust Governing Documents or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

(e) Except for conversion fees to be payable to the Selling Fund’s transfer agent and custodian in connection with the Reorganization, the Selling Fund has no material contracts or other commitments that will be terminated with liability to the Selling Fund before the Closing Date.

(f) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the

Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form a reasonable basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The [semi-annual] / [annual] financial statements of the Selling Fund [as of June 30, 2011 and for the fiscal year ended December 31, 2010] / [for the fiscal year ended December 31, 2011], have been prepared in accordance with generally accepted accounting principles and have been audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of [June 30, 2011] / [December 31, 2011], and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

(h) Since the date of the financial statements referred to in subsection (g) above, there have been no material adverse changes in the Selling Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Selling Fund arising after such date. For the purposes of this subsection (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

(i) All U.S. federal, state, local and other tax returns and reports of the Selling Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are correct in all material respects. All U.S. federal, state, local and other taxes required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes are properly reflected on the financial statements referred to in subsection (h) above. To the best of the Selling Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Selling Fund, and no assessment for taxes, interest, additions to tax, or penalty has been asserted or threatened against the Selling Fund.

(j) All issued and outstanding shares of the Selling Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Selling Fund’s transfer agent as provided in Section 3.3. The Selling Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any shares of the Selling Fund, and has no outstanding securities convertible into shares of the Selling Fund.

(k) At the time of the Closing, the Selling Fund will have good and marketable title to the Selling Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets, and the Acquiring Fund will acquire good and marketable title thereto.

(l) Other than approval by the Selling Fund Shareholders, the execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund. Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with U.S. federal securities and other laws and regulations.

(n) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations thereunder and do not include, with respect to the Selling Trust or the Selling Fund, any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(o) From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Selling Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(p) For each taxable year of its operations prior to the Closing Date, the Selling Fund (i) has elected to qualify, and has qualified, as a “regulated investment company” under Subchapter M of the Code (a “RIC”), (ii) has been eligible to and has computed its U.S. federal income tax under Section 852 of the Code, and (iii) has been, and will be as of the Closing Date treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code. The Selling Fund will qualify as a RIC as of the Closing Date and will have satisfied as of the close of its most recent prior quarter of its taxable year, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Selling Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Selling Fund to fail to qualify as a RIC under the Code.

(q) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Delaware state law, as applicable, for the execution of this Agreement by the Selling Trust on behalf of the Selling Fund, except for the effectiveness of the Registration Statement (as defined in Section 5.7) and the Post-Effective Amendment (as defined in Section 8.6) and the filing of any documents that may be required under Delaware state law and except for such other consents, approvals, authorizations and filings as have been made or received and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in Section 5.2.

(r) The Selling Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Selling Trust.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Selling Fund as follows:

(a) The Acquiring Trust is a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) The Acquiring Fund is a separate series of the Acquiring Trust duly authorized in accordance with the applicable provisions of the Acquiring Trust’s Revised Trust Instrument and Bylaws.

(c) The Acquiring Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d) The Acquiring Fund was formed solely for the purpose of effecting the Reorganization, has not commenced operations or engaged in any business and will not do so until after the Closing and, except with respect to the consideration received in exchange for the issuance of the Initial Share, has not owned any assets and will not own any assets prior to the Closing. There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than the Initial Share issued to the Sole Shareholder in association with the organization of the Acquiring Fund. The Acquiring Fund will redeem and cancel such Initial Share immediately prior to the Closing in exchange for an amount equal to the consideration received by the Acquiring Fund for such Initial Share so that the Acquiring Fund will own no assets at the time of the Closing.

(e) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of the Acquiring Trust’s Revised Trust Instrument or Bylaws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(f) No litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Trust or the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Trust or the Acquiring Fund to carry out the transactions contemplated by this Agreement. Neither the Acquiring Trust nor the Acquiring Fund knows of any facts that might form a reasonable basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

(g) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(h) The Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and will, after taking into account the redemption and cancellation of the Initial Share, constitute all of the issued and outstanding shares of the Acquiring Fund as of the Closing Date. When so issued and delivered, such shares will be duly and validly issued shares of the Acquiring Fund, and will be fully paid and non-assessable. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, and has no outstanding securities convertible into shares of the Acquiring Fund.

(i) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with U.S. federal securities and other laws and regulations.

(j) The prospectus and statement of additional information of the Acquiring Fund filed as part of the Post-Effective Amendment (as defined in Section 8.6), which will become effective prior to the Closing Date, conform, and as of the effective date of the Post-Effective Amendment will conform, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not, and as of the effective date of the Post-Effective Amendment will not, include, with respect to the Acquiring Trust or the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(k) From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Selling Fund shareholders and on the Closing Date, any written information furnished by the Acquiring Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(l) The Acquiring Fund (i) will elect to be taxed as a RIC, will qualify for the tax treatment afforded RICs under the Code for its taxable year that includes the Closing Date, and intends to continue to qualify for such treatment for its subsequent taxable years, (ii) will be eligible to compute its U.S. federal income tax under Section 852 of the Code for the taxable year that includes the Closing Date, and (iii) will be treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code for the taxable year that includes the Closing Date.

(m) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the Acquiring Trust, for itself and on behalf of the Acquiring Fund, or the performance of this Agreement by the Acquiring Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement (as defined in Section 5.7) and the Post-Effective Amendment (as defined in Section 8.6) and the filing of any documents that may be required under Delaware state law and except for the filing of any documents that may be required under the 1933 Act, the 1934 Act and the 1940 Act and such other consents, approvals, authorizations and filings as have been made or received and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(o) The Acquiring Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Acquiring Trust.

ARTICLE V

COVENANTS OF ACQUIRING FUND AND SELLING FUND

5.1 OPERATION IN ORDINARY COURSE. Subject to Section 1.2, the Selling Fund will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid U.S. federal income or excise taxes, and shareholder purchases and redemptions. The Acquiring Fund shall not conduct any business prior to the Closing Date, other than such activity as is necessary to consummate the transactions contemplated by this Agreement. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 SHAREHOLDER APPROVAL. The Selling Fund will call a special meeting of Selling Fund shareholders to consider and act upon this Agreement (or transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund’s shares as permitted by shareholder account registrations.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Selling Fund covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Selling Fund’s assets and otherwise to carry out the intent and purpose of this Agreement.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Selling Trust shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund and which will be certified by the Selling Trust’s Treasurer, a statement of the earnings and profits of the Selling Fund for U.S. federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.

5.7 PREPARATION OF REGISTRATION STATEMENT AND PROXY MATERIALS. The Acquiring Trust will prepare and file with the Securities and Exchange Commission (the “Commission”) a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Selling Fund Shareholders (the “Registration Statement”). The Registration Statement shall include a proxy statement of the Selling Fund and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement and related materials (the “Proxy Materials”), for inclusion therein, in connection with the meeting of Selling Fund shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Commission, any state securities commission, and any U.S. federal, state or local tax authorities or any other relevant authority, is and shall remain the responsibility of the Selling Fund.

5.9 SELLING FUND FINANCIAL STATEMENTS. The unaudited financial statements for the annual period ended December 31, 2011, will be prepared in accordance with generally accepted accounting principles, and such statements (copies of which will be furnished to the Acquiring Fund) will fairly reflect the financial condition of the Selling Fund as of December 31, 2011, and there will be no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

5.10 TAX STATUS OF REORGANIZATION. The parties intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. None of the Selling Trust, the Selling Fund, the Acquiring Trust or the Acquiring Fund shall (either before or after the Closing Date) take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable [such counsel as shall be acceptable to the parties] to render the tax opinion contemplated in this Agreement.

5.11 COMPLIANCE WITH SECTION 15(f) OF THE 1940 ACT. (a) The Acquiring Trust agrees that for a period of three (3) years after the Closing Date, the Acquiring Trust will maintain the composition of its Board of Trustees so that at least 75% of the board members of the Acquiring Fund or the Acquiring Trust, as applicable (or any successor) are not “interested persons” (as defined in the 1940 Act) of Emerald or Forward; and (b) Emerald agrees that for a period of two (2) years after the Closing Date, neither Emerald nor any of its affiliates (or any entity which will act as investment adviser to the Acquiring Fund (or any successor)) has or shall have any express or implied understanding, arrangement or intention to impose an “unfair burden” (pursuant to Section 15(f) of the 1940 Act) on the Acquiring Fund (or any successor) as a result of the transactions contemplated hereby.

5.12 STATEMENT OF ASSETS AND LIABILITIES. The Selling Fund shall, as soon as is reasonably practicable after the Closing Date, deliver to the Acquiring Fund a statement of the Selling Fund’s assets and liabilities, together with a list of the Selling Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Trust.

5.13 CONFIDENTIALITY.

(a) The Acquiring Trust, the Acquiring Fund, the Selling Trust, the Selling Fund, Emerald and Forward (the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all non-public, confidential or proprietary information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b) In the event of a termination of this Agreement, the Protected Persons agree that they along with their board members, employees, representatives, agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all non-public, confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

ARTICLE VI

CONDITION PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject to the following conditions:

6.1 All representations, covenants, and warranties of the Acquiring Trust and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Selling Fund a certificate executed in the Acquiring Fund’s name by the Acquiring Trust’s President and its Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

6.2 The Selling Fund shall have received on the Closing Date an opinion from Davis Graham & Stubbs LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund substantially to the effect that:

(a) The Acquiring Fund is a legally designated, separate series of the Acquiring Trust, and the Acquiring Trust is a statutory trust validly existing under the laws of the State of Delaware, which, to such counsel’s knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

(b) The Acquiring Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c) Assuming that the Acquiring Fund Shares have been issued in accordance with the terms of this Agreement, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

(d) The Registration Statement is effective and to such counsel’s knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except as have been obtained.

(e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Acquiring Trust’s Revised Trust Instrument or Bylaws.

(f) This Agreement has been duly authorized, executed and delivered by the Acquiring Trust on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Trust, on behalf of the Selling Fund, is a valid and binding obligation of the Acquiring Trust on behalf of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

Such opinion shall be based on customary assumptions and such representations as Davis Graham & Stubbs LLP may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. With respect to the opinion on the enforceability of this Agreement, Davis Graham & Stubbs LLP may assume without any independent investigations that the laws of the State of Delaware are identical in all respects to the corporate laws of the State of Colorado.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject to the following conditions:

7.1 All representations, covenants, and warranties of the Selling Trust and the Selling Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Selling Fund’s name by the Selling Trust’s President and Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Acquiring Fund shall have received on the Closing Date an opinion from Dechert LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund substantially to the effect that:

(a) The Selling Fund is a legally designated, separate series of the Selling Trust, and the Selling Trust is a corporation existing under the laws of the State of Delaware, which, to such counsel’s knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

(b) The Selling Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except as have been obtained.

(d) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Selling Trust’s Amended and Restated Articles of Incorporation (assuming approval of Selling Fund shareholders has been obtained) or its Bylaws.

(e) This Agreement has been duly authorized, executed and delivered by the Selling Trust on behalf of the Selling Fund and, assuming due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is a valid and binding obligation of the Selling Trust on behalf of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

Such opinion shall be based on customary assumptions and such representations as Dechert LLP may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.

7.3 As of the Closing Date, the assets of the Selling Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund has identified to the Selling Fund at least two (2) business days prior to Closing as being unsuitable for the Acquiring Fund to acquire by reason of limitations in the Acquiring Trust’s trust instrument or bylaws, or of investment restrictions disclosed in the Registration Statement.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT

The obligations of each Fund shall also be subject to the following:

8.1 This Agreement and the transactions contemplated herein, with respect to the Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with applicable law and the provisions of the Selling Trust Governing Documents. Notwithstanding anything herein to the contrary, neither Fund may waive the conditions set forth in this Section 8.1.

8.2 This Agreement and the transactions contemplated herein shall have been approved by the Board of Trustees of the Acquiring Trust and the Board of Trustees of the Selling Trust, each in accordance with Rule 17a-8 under the 1940 Act, and each Fund shall have delivered to the other a copy of the resolutions approving this Agreement adopted by its Board, certified by the Secretary or equivalent officer.

8.3 The Acquiring Trust, on behalf of and with respect to the Acquiring Fund, shall have entered into or adopted any and all agreements necessary for the Acquiring Fund’s operation as a series of an open-end investment company.

8.4 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.5 All required consents of other parties and all other consents, orders, and permits of U.S. federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such U.S. federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained.

8.6 The post-effective amendment to the Acquiring Trust’s registration statement on Form N-1A relating to the Class A, Class C, Institutional Class, and Investor Class Shares of the Acquiring Fund under the 1933 Act and the 1940 Act, as applicable (the “Post-Effective Amendment”), shall have become effective, and any additional post-effective amendments to any such registration statement as are determined by the Trustees of the Acquiring Trust to be necessary and appropriate shall have been filed with the Commission and shall have become effective; and no stop order suspending the effectiveness of such registration statement shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.

8.7 The Funds shall have received an opinion of [such counsel as shall be acceptable to the parties] substantially to the effect that with respect to the Reorganization for U.S. federal income tax purposes:

(a) The transfer of all the Selling Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund followed by the pro rata, by class, distribution by the Selling Fund of all the Acquiring Fund Shares to the Selling Fund Shareholders in complete liquidation of the Selling Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code and the Acquiring Fund and the Selling Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Selling Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund.

(c) No gain or loss will be recognized by the Selling Fund upon the transfer of all the Selling Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to the Selling Fund Shareholders solely in exchange for such shareholders’ shares of the Selling Fund in complete liquidation of the Selling Fund.

(d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares solely for Acquiring Fund Shares in the Reorganization.

(e) The aggregate basis of the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Selling Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder, provided such Selling Fund shares are held as capital assets at the time of the Reorganization.

(f) The basis of the Selling Fund’s assets transferred to the Acquiring Fund will be the same as the basis of such assets to the Selling Fund immediately before the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

(g) The consummation of the Reorganization will not terminate the taxable year of the Selling Fund. The part of the taxable year of the Selling Fund before the Reorganization and part of the taxable year of the Acquiring Fund after the Reorganization will constitute a single taxable year of the Acquiring Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the taxable year of any Selling Fund shareholder, or (B) the Selling Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as tax counsel may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this Section 8.7.

ARTICLE IX

EXPENSES

9.1 The Funds will pay no expenses associated with their participation in the Reorganization. Emerald or its affiliate will pay for all reasonable legal counsel and other expenses (including board meeting fees and costs) of the Acquiring Fund incurred in connection with the Reorganization. Emerald or an affiliate will pay for all reasonable legal counsel and other expenses (including board meeting fees and costs) of the Selling Fund incurred in connection with the Reorganization, as well as all such expenses of the Forward [Growth Fund] / [Banking and Finance Fund] incurred pursuant to Section 9.1 of that certain agreement and plan of reorganization by and among the Acquiring Trust, on behalf of the Emerald [Growth Fund] / [Banking and Finance Fund], the Selling Trust, on behalf of the Forward [Growth Fund] / [Banking and Finance Fund], Emerald, and Forward, dated as of [                ], up to a maximum total of $12,500 for the Selling Fund and the Forward [Growth Fund] / [Banking and Finance Fund] in the aggregate. The Selling Fund’s expenses in excess of this amount will be paid by Forward. Forward agrees not to engage a proxy solicitor without the written consent of Emerald, whose consent may not be unreasonably withheld. For the avoidance of doubt, the expense sharing agreement set forth in this Section 9.1 shall apply even in the event that this Agreement is terminated pursuant to Article XII.

9.2 Each party represents and warrants to the other that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with the transactions provided for herein.

9.3 Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Selling Fund or the Acquiring Fund, as the case may be, as a RIC. Selling Fund shareholders will pay their respective expenses, if any, incurred in connection with the Reorganization.

ARTICLE X

INDEMNIFICATION

10.1 The Acquiring Trust agrees to indemnify and hold harmless the Selling Trust, its directors and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Trust or the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.2 The Selling Trust agrees to indemnify and hold harmless the Acquiring Trust, its trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Selling Trust or the Selling Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

ARTICLE XI

ENTIRE AGREEMENT; SURVIVAL OF COVENANTS

11.1 The parties agree that no party has made to the other parties any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between and among the parties.

11.2 Except for the covenants set forth in Sections 1.4, 1.9, 5.5, 5.6, 5.11, 5.12, 5.13, 9.1, 11.2 and Article X, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XII

TERMINATION

12.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Selling Trust and such termination may be effected by the Presidents of the Acquiring Trust and the Selling Trust in writing without further action by their respective Boards of Trustees. In addition, either the Acquiring Trust or the Selling Trust may at its option terminate this Agreement at or before the Closing Date due to:

(a) a material breach by the other party of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within thirty (30) days of written notice thereof;

(b) a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c) a determination by the Board of Trustees of the Acquiring Trust or the Board of Trustees of the Selling Trust that the consummation of the transactions contemplated herein is not in the best interests of the Acquiring Fund or Selling Fund, respectively.

12.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Trust, the Acquiring Fund, the Selling Trust, the Selling Fund, Emerald, Forward, or their respective board members, members, shareholders and officers. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XIII

AMENDMENTS

13.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquiring Trust and the Selling Trust as specifically authorized by their respective Boards of Trustees,; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to Section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions hereof to the detriment of such shareholders without their further approval.

ARTICLE XIV

HEADINGS; COUNTERPARTS; GOVERNING LAW;

ASSIGNMENT; LIMITATION OF LIABILITY

14.1 The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without regard to conflict of laws.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5 It is expressly agreed that the obligations of each Fund hereunder shall not be binding upon any of the trustees, directors, shareholders, nominees, officers, agents, or employees of the Acquiring Trust or the Selling Trust personally, but shall bind only the property of the respective Fund, as provided in the trust instrument of the Acquiring Trust and the Selling Trust Governing Documents. Moreover, no series of the Selling Trust or Acquiring Trust other than the Selling Fund or Acquiring Fund, respectively, shall be responsible for the obligations of the Acquiring Trust or Selling Trust hereunder, and all persons shall look only to the assets of the applicable Fund to satisfy the obligations of such Trust and Fund hereunder. The execution and delivery of this Agreement have been authorized by the Board of Trustees of the Acquiring Trust on behalf of the Acquiring Fund and the Board of Trustees of the Selling Trust on behalf of the Selling Fund and signed by authorized officers of the Acquiring Trust and the Selling Trust, respectively, acting as such. Neither the authorization by such Board of Trustees, as applicable, nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the respective Fund.

ARTICLE XV

NOTICES

15.1 Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Selling Trust or to the Acquiring Trust at the applicable address set forth in the first paragraph of this Agreement, or to any other address that the Selling Trust or the Acquiring Trust shall have last designated by notice to the other party.

(The rest of this page intentionally left blank.)

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

FINANCIAL INVESTORS TRUST, on behalf of Fund

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

FORWARD FUNDS, on behalf of Fund

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

The undersigned is a party to this Agreement for the purposes of Sections 5.11, 5.13, and 9.1 only

EMERALD MUTUAL FUND ADVISERS TRUST

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

The undersigned is a party to this Agreement for the purposes of Sections 5.13 and 9.1 only

FORWARD MANAGEMENT, LLC

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

STATEMENT OF ADDITIONAL INFORMATION

FINANCIAL INVESTORS TRUST

Emerald Growth Fund

Relating to the Acquisition of the Assets and Liabilities of

Forward Growth Fund

101 California Street, Suite 1600

San Francisco, CA 94111

(303) 623-2577

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus/Proxy Statement dated ,              2011 for use in connection with the Special Meeting of Shareholders (the “Special Meeting”) of the Forward Growth Fund (the “Predecessor Fund”), to be held on     . At the Special Meeting, shareholders of the Predecessor Fund will be asked to approve the Reorganization of the Predecessor Fund into the Emerald Growth Fund (the “New Fund”), a newly created series of Financial Investors Trust, as described in the Prospectus/Proxy Statement. Copies of the Prospectus/Proxy Statement may be obtained at no charge by writing to the New Fund at the address shown above or by calling (    )    -  .

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

Further information about the Predecessor Fund and the New Fund is contained in their Statements of Additional Information dated [    ] and [            , 2011], respectively, as supplemented from time to time, which are incorporated herein by reference only insofar as they relate to such Funds. No other parts are incorporated by reference herein.

The audited financial statements, financial highlights and related independent registered public accounting firm’s reports for the Predecessor Fund are contained in its Annual Report for the fiscal year ended December 31, [2010], which is incorporated herein by reference only insofar as it relates to the Predecessor Fund. No other parts of the Annual Report are incorporated by reference herein.

The New Fund, which has no assets or liabilities, will commence operations upon the completion of the Reorganization and will continue the operations of the Predecessor Fund. For this reason, the financial statements of the New Fund and the pro forma financial statements of the New Fund have not been included herein.

The date of this Statement of Additional Information is             , 2011.

STATEMENT OF ADDITIONAL INFORMATION

FINANCIAL INVESTORS TRUST

Emerald Banking and Finance Fund

Relating to the Acquisition of the Assets and Liabilities of

Forward Banking and Finance Fund

101 California Street, Suite 1600

San Francisco, CA 94111

(303) 623-2577

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus/Proxy Statement dated             , 2011 for use in connection with the Special Meeting of Shareholders (the “Special Meeting”) of the Forward Banking and Finance Fund (the “Predecessor Fund”), to be held on     . At the Special Meeting, shareholders of the Predecessor Fund will be asked to approve the Reorganization of the Predecessor Fund into the Emerald Banking and Finance Fund (the “New Fund”), a newly created series of Financial Investors Trust, as described in the Prospectus/Proxy Statement. Copies of the Prospectus/Proxy Statement may be obtained at no charge by writing to the New Fund at the address shown above or by calling (    )    -  .

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

Further information about the Predecessor Fund and the New Fund is contained in their Statements of Additional Information dated [    ]and [            , 2011], respectively, as supplemented from time to time, which are incorporated herein by reference only insofar as they relate to such Funds. No other parts are incorporated by reference herein.

The audited financial statements, financial highlights and related independent registered public accounting firm’s reports for the Predecessor Fund are contained in its Annual Report for the fiscal year ended December 31, [2010], which is incorporated herein by reference only insofar as it relates to the Predecessor Fund. No other parts of the Annual Report are incorporated by reference herein.

The New Fund, which has no assets or liabilities, will commence operations upon the completion of the Reorganization and will continue the operations of the Predecessor Fund. For this reason, the financial statements of the New Fund and the pro forma financial statements of the New Fund have not been included herein.

The date of this Statement of Additional Information is             , 2011.

PART C. OTHER INFORMATION

Item 15.	Indemnification.

As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article X of the Registrant’s Trust Instrument (Exhibit (1)(a) and (1)(b) to the Registration Statement), Section 1.10 of the Distribution Agreement (Exhibit (7)(a) to the Registration Statement) and Section 15 of the Distribution Agreement (Exhibit (7)(f) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 16.		Exhibits

(1)	(a)	Trust Instrument of Registrant.(1)

	(b)	Revised Trust Instrument of Registrant.(1)

	(c)	Amendment to Trust Instrument of Registrant dated August 7, 2009.(8)

(2)	(a)	By-Laws of Registrant.(1)

	(b)	Revised By-Laws of Registrant.(1)

	(c)	Amendment to By-Laws of Registrant dated April 25, 2008.(5)

(3)		Not applicable.

(4)	(a)	Form of Agreement and Plan of Reorganization among Registrant, on behalf of Emerald Banking and Finance Fund, Forward Funds, on behalf of Forward Banking and Finance Fund, and Emerald Mutual Fund Advisers Trust (filed herewith).

	(b)	Form of Agreement and Plan of Reorganization among Registrant, on behalf of Emerald Growth Fund, Forward Funds, on behalf of Forward Growth Fund, and Emerald Mutual Fund Advisers Trust (filed herewith).

(5)		Provisions of instruments defining rights of security holders are contained in Articles 2 and 7 of the Declaration of Trust (incorporated herein by reference to Exhibit (1) of this filing).

(6)	(a)	Investment Advisory and Management Agreement dated October 1, 2007 between Registrant and ALPS Advisers, Inc. (n/k/a ALPS Advisors, Inc.) with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(4)

	(b)	Investment Sub-Advisory Agreement dated October 1, 2007 among Registrant, ALPS Advisers, Inc. (n/k/a ALPS Advisors, Inc.) and Red Rocks Capital LLC with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(4)

	(c)	Investment Advisory Agreement between Registrant and ALPS Advisors, Inc. with respect to the ALPS/WMC Value Intersection Fund (f/k/a Activa Value Fund).(16)

	(d)	Investment Sub-Advisory Agreement among Registrant, ALPS Advisors, Inc. and Wellington Management Company, LLP with respect to the ALPS/WMC Value Intersection Fund (f/k/a Activa Value Fund).(16)

	(e)	Investment Advisory Agreement between Registrant and ALPS Advisors, Inc. with respect to the Clough China Fund.(16)

	(f)	Investment Sub-Advisory Agreement among Registrant, ALPS Advisors, Inc. and Clough Capital Partners, LP with respect to the Clough China Fund.(16)

	(g)	Investment Advisory Agreement between Registrant and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

	(h)	Investment Advisory Agreement between Registrant and ALPS Advisors, Inc. with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.(21)

	(i)	Investment Sub-Advisory Agreement among Registrant, ALPS Advisors, Inc. and Jefferies Asset Management, LLC with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.(21)

	(j)	Investment Advisory Agreement between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds.(18)

	(k)	Investment Sub-Advisory Agreement among Registrant, ALPS Advisors, Inc. and RiverFront Investments, LLC with respect to the RiverFront Long-Term Growth Fund, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds.(18)

	(l)	Investment Advisory Agreement between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Long-Term Growth Fund.(18)

	(m)	Investment Advisory Agreement dated January 20, 2011 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Kotak India Growth Fund.(17)

	(n)	Investment Sub-Advisory Agreement among Registrant, ALPS Advisors, Inc. and Kotak Mahindra (UK) Limited with respect to the ALPS/Kotak India Growth Fund.(21)

	(o)	Form of Investment Advisory Agreement between Registrant and Aspen Partners Ltd. with respect to the Aspen Managed Futures Strategy Fund.(20)

	(p)	Form of Investment Advisory Agreement between Registrant and Disciplined Growth Investors, Inc. with respect to the Disciplined Growth Investors Fund.(19)

	(q)	Investment Advisory Agreement between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

	(r)	Form of Investment Advisory Agreement between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund (filed herewith).

(7)	(a)	Distribution Agreement dated October 1, 2007 between Registrant and ALPS Distributors, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(4)

	(b)	Amendment No. 1 dated August 31, 2009 to the Distribution Agreement dated October 1, 2007 between Registrant and ALPS Distributors, Inc. with respect to the ALPS/WMC Value Intersection Fund (f/k/a Activa Value Fund).(16)

	(c)	Amendment No. 3 dated January 15, 2010 to the Distribution Agreement dated October 1, 2007 between Registrant and ALPS Distributors, Inc. with respect to the Clough China Fund.(16)

	(d)	Form of Selling Agreement between ALPS Distributors, Inc. and Broker/Dealer.(10)

	(e)	Form of Shareholder Servicing Agreement between ALPS Distributors, Inc. and servicing firm.(10)

	(f)	Form of Administrative Services Agreement between ALPS Distributors, Inc. and servicing firm.(3)

	(g)	Form of Fund-SERV Agreement between ALPS Distributors, Inc. and servicing firm.(10)

	(h)	Form of Trust Networking Agreement between ALPS Distributors, Inc. and servicing firm.(10)

	(i)	Distribution Agreement dated December 30, 2009 between Registrant and ALPS Distributors, Inc. with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

	(j)	Amendment No. 4 dated March 9, 2010 to the Distribution Agreement dated October 1, 2007 between Registrant and ALPS Distributors, Inc. with respect to the ALPS/Red Rocks Listed Private Equity (f/k/a Listed Private Equity Fund), ALPS/WMC Value Intersection (f/k/a Activa Value Fund) and ALPS/GNI Long-Short Funds.(14)

	(k)	Amendment dated June 15, 2010 to the Distribution Agreement dated October 1, 2007 between Registrant and ALPS Distributors, Inc. with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.(18)

	(l)	Amendment dated August 2, 2010 to the Distribution Agreement dated October 1, 2007 between Registrant and ALPS Distributors, Inc. with respect to RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds.(18)

	(m)	Amendment dated September 27, 2010 to the Distribution Agreement dated October 1, 2007 between Registrant and ALPS Distributors, Inc. with respect to RiverFront Long-Term Growth Fund.(18)

	(n)	Amendment dated January 20, 2011 to the Distribution Agreement dated October 1, 2007 between Registrant and ALPS Distributors, Inc. with respect to the ALPS/Kotak India Growth Fund.(17)

	(o)	Form of Distribution Agreement between Registrant and ALPS Distributors, Inc. with respect to the Aspen Managed Futures Strategy Fund.(20)

	(p)	Form of Distribution Agreement between Registrant and ALPS Distributors, Inc. with respect to the Disciplined Growth Investors Fund.(19)

	(q)	Distribution Agreement between Registrant and ALPS Distributors, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(17)

	(r)	Form of Distribution Agreement between Registrant and ALPS Distributors, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund (filed herewith).

(8)		None.

(9)	(a)	Custody Agreement dated November 13, 2007 between Registrant and The Bank of New York with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(5)

	(b)	Foreign Custody Manager Agreement dated November 13, 2007 between Registrant and The Bank of New York with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(5)

	(c)	Custodian Agreement dated August 3, 2009 between Registrant and Union Bank N.A. with respect to the ALPS/WMC Value Intersection Fund (f/k/a Activa Value Fund).(16)

	(d)	Amendment No. 2 dated December 30, 2009 to Custody Agreement between Registrant and The Bank of New York Mellon with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

	(e)	Amendment No. 2 dated December 30, 2009 to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

	(f)	Amendment to Custody Agreement between Registrant and The Bank of New York Mellon with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund, RiverFront Long-Term Growth, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds.(18)

	(g)	Amendment to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund, RiverFront Long-Term Growth, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds.(18)

	(h)	Amendment to Custody Agreement between Registrant and The Bank of New York Mellon with respect to the ALPS/Kotak India Growth Fund.(21)

	(i)	Amendment to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon with respect to the ALPS/Kotak India Growth Fund.(21)

	(j)	Form of Amendment to Custodian Agreement between Registrant and Union Bank N.A. with respect to the Aspen Managed Futures Strategy Fund.(20)

	(k)	Form of Amendment to Custodian Agreement between Registrant and Union Bank N.A. with respect to the Disciplined Growth Investors Fund.(19)

	(l)	Amendment to Custodian Agreement between Registrant and Union Bank N.A. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

	(m)	Form of Amendment to Custodian Agreement between Registrant and Union Bank N.A. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund (filed herewith).

(10)	(a)	Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund), Class A.(4)

	(b)	Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund), Class R.(4)

	(c)	Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund), Class C.(14)

	(d)	Shareholder Services Plan – ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund), Class C.(14)

	(e)	Distribution and Services Plan – ALPS/WMC Value Intersection Fund (f/k/a Activa Value Fund), Class A.(6)

	(f)	Distribution and Services Plan – ALPS/WMC Value Intersection Fund (f/k/a Activa Value Fund), Class C.(14)

	(g)	Shareholder Services Plan – ALPS/WMC Value Intersection Fund (f/k/a Activa Value Fund), Class C.(14)

	(h)	Distribution and Services Plan – Clough China Fund, Class A.(7)

	(i)	Distribution and Services Plan – Clough China Fund, Class C.(7)

	(j)	Shareholder Services Plan – Clough China Fund, Class C.(16)

	(k)	Distribution and Services Plan – Jefferies Asset Management Commodity Strategy Allocation Fund, Class A.(12)

	(l)	Distribution and Services Plan – Jefferies Asset Management Commodity Strategy Allocation Fund, Class C.(12)

	(m)	Shareholder Services Plan – Jefferies Asset Management Commodity Strategy Allocation Fund, Class A.(12)

	(n)	Shareholder Services Plan – Jefferies Asset Management Commodity Strategy Allocation Fund, Class C.(12)

	(o)	Distribution and Services Plan – RiverFront Long-Term Growth, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds, Class A.(13)

	(p)	Distribution and Services Plan – RiverFront Long-Term Growth, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds, Class C.(13)

	(q)	Distribution and Services Plan – RiverFront Long-Term Growth, Investor Class.(13)

(r)	Shareholder Services Plan – RiverFront Long-Term Growth, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds, Class C.(13)

(s)	Distribution and Services Plan – ALPS/Kotak India Growth Fund, Class A.(17)

(t)	Distribution and Services Plan – ALPS/Kotak India Growth Fund, Class C.(17)

(u)	Shareholder Services Plan – ALPS/Kotak India Growth Fund, Class A.(17)

(v)	Shareholder Services Plan – ALPS/Kotak India Growth Fund, Class C.(17)

(w)	Distribution and Services Plan – Aspen Managed Futures Strategy Fund, Class A.(20)

(x)	Distribution and Services Plan – Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds, Investor Class.(22)

(y)	Distribution and Services Plan – Emerald Banking and Finance Fund, Class A (filed herewith).

(z)	Distribution and Services Plan – Emerald Banking and Finance Fund, Class C (filed herewith).

(aa)	Distribution and Services Plan – Emerald Banking and Finance Fund, Investor Class (filed herewith).

(bb)	Distribution and Services Plan – Emerald Growth Fund, Class A (filed herewith).

(cc)	Distribution and Services Plan – Emerald Growth Fund, Class C (filed herewith).

(dd)	Distribution and Services Plan – Emerald Growth Fund, Investor Class (filed herewith).

(ee)	Shareholder Services Plan – Emerald Banking and Finance Fund, Class C (filed herewith).

(ff)	Shareholder Services Plan – Emerald Banking and Finance Fund, Institutional Class (filed herewith).

(gg)	Shareholder Services Plan – Emerald Banking and Finance Fund, Investor Class (filed herewith).

(hh)	Shareholder Services Plan – Emerald Growth Fund, Class C (filed herewith).

(ii)	Shareholder Services Plan – Emerald Growth Fund, Institutional Class (filed herewith).

(jj)	Shareholder Services Plan – Emerald Growth Fund, Investor Class (filed herewith).

(kk)	Rule 18f-3 Plan – ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(14)

(ll)	Rule 18f-3 Plan – ALPS/WMC Value Intersection Fund (f/k/a Activa Value Fund).(14)

(mm)	Rule 18f-3 Plan – Clough China Fund.(16)

(nn)	Rule 18f-3 Plan – Jefferies Asset Management Commodity Strategy Allocation Fund.(12)

(oo)	Rule 18f-3 Plan –RiverFront Long Term Growth, RiverFront Moderate Growth, RiverFront Long Term Growth & Income and RiverFront Moderate Growth & Income Funds.(13)

(pp)	Rule 18f-3 Plan – ALPS/Kotak India Growth Fund.(17)

(qq)	Rule 18f-3 Plan – Aspen Managed Futures Strategy Fund.(20)

	(rr)	Rule 18f-3 Plan – Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

	(ss)	Rule 18f-3 Plan – Emerald Banking and Finance Fund and Emerald Growth Fund (filed herewith).

(11)	(a)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, as to legality of shares of the Emerald Banking and Finance Fund and the Emerald Growth Fund (filed herewith).

(12)	(a)	Form of Tax Opinion of [ ], counsel to (to be filed by subsequent amendment).

(13)	(a)	Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(4)

	(b)	Amendment No. 2 dated August 31, 2009 to the Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/WMC Value Intersection Fund (f/k/a Activa Value Fund).(16)

	(c)	Amendment No. 4 dated January 15, 2010 to the Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Clough China Fund.(16)

	(d)	Amendment No. 5 dated March 9, 2010 to the Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity (f/k/a Listed Private Equity Fund), ALPS/WMC Value Intersection (f/k/a Activa Value Fund)and ALPS/GNI Long-Short Funds.(14)

	(e)	Transfer Agency and Service Agreement dated December 30, 2009 between Registrant and ALPS Fund Services, Inc. with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

	(f)	Transfer Agency and Interactive Client Service Agreement dated December 30, 2009 between Registrant and ALPS Fund Services, Inc. with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

	(g)	Form of Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(20)

	(h)	Form of Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Disciplined Growth Investors Fund.(19)

	(i)	Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

	(j)	Amendment dated June 15, 2010 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.(18)

	(k)	Amendment dated August 2, 2010 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007with respect to the RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds.(18)

	(l)	Amendment dated September 27, 2010 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007with respect to the RiverFront Long-Term Growth Fund.(18)

(m)	Amendment dated January 20, 2011 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS/Kotak India Growth Fund.(17)

(n)	Form of Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and Emerald Growth Fund (filed herewith).

(o)	Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(4)

(p)	Amendment No. 1 dated August 31, 2009 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/WMC Value Intersection Fund (f/k/a Activa Value Fund).(16)

(q)	Amendment No. 3 dated January 15, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Clough China Fund.(16)

(r)	Amendment No. 4 dated March 9, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity (f/k/a Listed Private Equity Fund), ALPS/WMC Value Intersection (f/k/a Activa Value Fund)and ALPS/GNI Long-Short Funds.(16)

(s)	Amendment dated June 15, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.(18)

(t)	Amendment dated August 2, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds.(18)

(u)	Amendment dated September 27, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Long-Term Growth Fund.(18)

(v)	Amendment dated January 20, 2011 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Kotak India Growth Fund.(17)

(w)	Form of Administration, Bookkeeping and Pricing Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(20)

(x)	Form of Administration, Bookkeeping and Pricing Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Disciplined Growth Investors Fund.(19)

(y)	Administration, Bookkeeping and Pricing Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(z)	Form of Administration, Bookkeeping and Pricing Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund (filed herewith).

(aa)	PFO Services Agreement dated December 30, 2009 among Registrant, ALPS Fund Services, Inc. and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(bb)	Chief Compliance Officer Services Agreement dated December 30, 2009 among Registrant, ALPS Fund Services, Inc. and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(cc)	Form of PFO Services Agreement among Registrant, ALPS Fund Services, Inc. and Aspen Partners Ltd. with respect to the Aspen Managed Futures Strategy Fund.(20)

(dd)	Form of Chief Compliance Officer Services Agreement among Registrant, ALPS Fund Services, Inc. and Aspen Partners Ltd. with respect to the Aspen Managed Futures Strategy Fund.(20)

(ee)	Form of PFO Services Agreement among Registrant, ALPS Fund Services, Inc. and Disciplined Growth Investors, Inc. with respect to the Disciplined Investors Growth Fund.(19)

(ff)	Form of Chief Compliance Officer Services Agreement among Registrant, ALPS Fund Services, Inc. and Disciplined Growth Investors, Inc. with respect to the Disciplined Investors Growth Fund.(19)

(gg)	PFO Services Agreement among Registrant, ALPS Fund Services, Inc. and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(hh)	Chief Compliance Officer Services Agreement among Registrant, ALPS Fund Services, Inc. and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(ii)	Form of PFO Services Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund (filed herewith).

(jj)	Form of Chief Compliance Officer Services Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund (filed herewith).

(kk)	Fee Waiver Letter Agreement between Registrant and ALPS Advisors, Inc. with respect to the ALPS/WMC Value Intersection Fund (f/k/a Activa Value Fund).(21)

(ll)	Fee Waiver Letter Agreement between Registrant and ALPS Advisors, Inc. with respect to the Clough China Fund.(21)

(mm)	Fee Waiver Letter Agreement among Registrant, ALPS Advisors, Inc. and Red Rocks Capital LLC with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(21)

(nn)	Fee Waiver Letter Agreement between Registrant and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(21)

(oo)	Fee Waiver Letter Agreement among Registrant, ALPS Advisors, Inc. and Jefferies Asset Management, LLC with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.(21)

(pp)	Fee Waiver Letter Agreement between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Long-Term Growth, RiverFront Moderate Growth, RiverFront Long-Term Growth & Income and RiverFront Moderate Growth & Income Funds.(21)

(qq)	Fee Waiver Letter Agreement among Registrant, ALPS Advisors, Inc. and Kotak Mahindra (UK) Limited with respect to the ALPS/Kotak India Growth Fund.(21)

	(rr)	Fee Waiver Letter Agreement between Registrant and Aspen Partners Ltd. with respect to the Aspen Managed Futures Strategy Fund.(20)

	(ss)	Fee Waiver Letter Agreement between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(21)

	(tt)	Form of License Agreement among Registrant, ALPS Advisors, Inc., Kotak Mahindra Bank Limited and Kotak Mahindra (UK) Limited with respect to the ALPS/Kotak India Growth Fund.(17)

	(uu)	Fee Waiver Letter Agreement between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

	(vv)	Form of Fee Waiver Letter Agreement between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund (filed herewith).

(14)	(a)	Consent of PricewaterhouseCoopers LLP, as Independent Registered Public Accounting Firm, with respect to the Forward Banking and Finance Fund and the Forward Growth Fund (filed herewith).

(15)		None.

(16)		Power of Attorney dated July 26, 2010.(9)

(17)	(a)	Code of Ethics for Registrant, revised as of March 13, 2006.(2)

	(b)	Code of Ethics for ALPS Holdings, Inc. (includes ALPS Advisors, Inc. and ALPS Distributors, Inc., each a subsidiary of ALPS Holdings, Inc.) revised as of May 1, 2010.(13)

	(c)	Code of Ethics for Red Rocks Capital LLC as of December 31, 2008, as amended.(6)

	(d)	Code of Ethics for Wellington Management Company, LLP as of October 1, 2008.(6)

	(e)	Code of Ethics for Clough Capital Partners LP as of May 2, 2007.(7)

	(f)	Code of Ethics for Vulcan Value Partners, LLC as of October 15, 2009.(11)

	(g)	Code of Ethics for Jefferies Asset Management, LLC.(12)

	(h)	Code of Ethics for RiverFront Investments, LLC.(15)

	(i)	Code of Ethics for Kotak Mahindra (UK) Limited.(17)

	(j)	Code of Ethics for Aspen Partners Ltd.(20)

	(k)	Code of Ethics for Disciplined Growth Investors, Inc.(19)

	(l)	Code of Ethics for Grandeur Peak Global Advisors, LLC.(22)

	(m)	Code of Ethics for Emerald Mutual Fund Advisers Trust (filed herewith).

(1)	Incorporated by reference to the Post-Effective Amendment No. 7 to Registrant’s Registration Statement filed on August 28, 1997.
(2)	Incorporated by reference to the Post-Effective Amendment No. 30 to Registrant’s Registration Statement filed on August 28, 2006.
(3)	Incorporated by reference to the Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on September 5, 2007.

(4)	Incorporated by reference to the Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on November 20, 2007.
(5)	Incorporated by reference to the Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on May 6, 2008.
(6)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on June 12, 2009.
(7)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on August 20, 2009.
(8)	Incorporated by reference to the Post-Effective Amendment No. 40 to Registrant’s Registration Statement filed on August 28, 2009.
(9)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on July 30, 2010.
(10)	Incorporated by reference to the Post-Effective Amendment No. 43 to Registrant’s Registration Statement filed on October 13, 2009.
(11)	Incorporated by reference to the Post-Effective Amendment No. 46 to Registrant’s Registration Statement filed on December 29, 2009.
(12)	Incorporated by reference to the Post-Effective Amendment No. 52 to Registrant’s Registration Statement filed on June 15, 2010.
(13)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on June 25, 2010.
(14)	Incorporated by reference to the Post-Effective Amendment No. 57 to Registrant’s Registration Statement filed on June 30, 2010.
(15)	Incorporated by reference to the Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on July 30, 2010.
(16)	Incorporated by reference to the Post-Effective Amendment No. 62 to Registrant’s Registration Statement filed on August 30, 2010.
(17)	Incorporated by reference to the Post-Effective Amendment No. 66 to Registrant’s Registration Statement filed on January 28, 2011.
(18)	Incorporated by reference to the Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on April 29, 2011.
(19)	Incorporated by reference to the Post-Effective Amendment No. 75 to Registrant’s Registration Statement filed on July 13, 2011.
(20)	Incorporated by reference to the Post-Effective Amendment No. 77 to Registrant’s Registration Statement filed on August 1, 2011.
(21)	Incorporated by reference to the Post-Effective Amendment No. 80 to Registrant’s Registration Statement filed on August 29, 2011.
(22)	Incorporated by reference to the Post-Effective Amendment No. 82 to Registrant’s Registration Statement filed on September 22, 2011.

Item 17.	Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file in a post-effective amendment to this registration statement a final tax opinion promptly subsequent to the closing of the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on December 22, 2011.

FINANCIAL INVESTORS TRUST
(Registrant)

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Edmund J. Burke	President, Trustee and Chairman	December 22, 2011

Edmund J. Burke

/s/ John R. Moran, Jr.	Trustee	December 22, 2011

John R. Moran, Jr.*

/s/ Jeremy W. Deems	Trustee	December 22, 2011

Jeremy W. Deems*

/s/ Mary K. Anstine	Trustee	December 22, 2011

Mary K. Anstine*

/s/ Jerry G. Rutledge	Trustee	December 22, 2011

Jerry G. Rutledge*

/s/ Michael “Ross” Shell	Trustee	December 22, 2011

Michael “Ross” Shell*

/s/ Jeremy O. May	Treasurer	December 22, 2011

Jeremy O. May

*	Signature affixed by JoEllen L. Legg pursuant to a power of attorney dated July 26, 2010.

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2) Check the appropriate boxes on the proxy card below.

3) Sign and date the proxy card.

4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

KEEP THIS PORTION FOR YOUR RECORDS
THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. DETACH AND RETURN THIS PORTION ONLY
FORWARD GROWTH FUND

The Board of Trustees of the Forward Growth Fund recommends a vote “for” the proposals to:		For	Against	Abstain

1.	Approve an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Forward Growth Fund (the “Predecessor Fund”) to the Emerald Growth Fund (the “New Fund”), a newly created series of Financial Investors Trust, in exchange for shares of the New Fund and the assumption by the New Fund of all the liabilities of the Predecessor Fund, and the distribution of such shares to the shareholders of the Predecessor Fund in complete liquidation and termination of the Predecessor Fund.	☐	☐	☐

NOTE: In their discretion, the named proxies may vote and otherwise represent the shareholder(s) on such other business as may properly come before the meeting or any adjournment thereof.

The undersigned acknowledges receipt with this proxy card of a copy of the Notice of Special Meeting of Shareholders and the Prospectus/Proxy Statement. Your signature(s) on the proxy card should be exactly as your name or names appear(s) on this proxy card. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature (Joint Owners)	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Proxy Statement is available at www.            .com.

FORM OF PROXY

FORWARD GROWTH FUND

101 California Street, Suite 1600

San Francisco, CA 94111

Proxy for Special Meeting of Shareholders

      , 2012

This Proxy is Solicited by the Board of Trustees of

Forward Funds

The undersigned Shareholder(s) of Forward Growth Fund (the “Predecessor Fund”), hereby appoint(s) [       ](each with full power of substitution), the proxy or proxies of the undersigned, to attend the Special Meeting of Shareholders (the “Special Meeting”) of the Predecessor Fund to be held on [       ], at [       ], and any adjournments thereof, to vote all of the shares of the Predecessor Fund that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Prospectus/Proxy Statement as checked on the reverse side.

All properly executed proxies will be voted as directed herein by the signing Shareholder(s). If no direction is given when the duly executed voting instructions are returned, such shares will be voted “FOR” the Proposal. Please date, sign and return promptly.

FORM OF PROXY

PROXY TABULATOR [address]	To vote by Internet

1) Read the Proxy Statement and have the proxy card below at hand.

2) Go to website www. .com

3) Follow the instructions provided on the website.

To vote by Telephone

1) Read the Proxy Statement and have the proxy card below at hand.

2) Call 1- - -

3) Follow the instructions.

To vote by Mail

1) Read the Proxy Statement.

2) Check the appropriate boxes on the proxy card below.

3) Sign and date the proxy card.

4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

KEEP THIS PORTION FOR YOUR RECORDS
THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. DETACH AND RETURN THIS PORTION ONLY
FORWARD BANKING AND FINANCE FUND

The Board of Trustees of the Forward Banking and Finance Fund recommends a vote “for” the proposals to:		For	Against	Abstain

1.	Approve an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Forward Banking and Finance Fund (the “Predecessor Fund”) to the Emerald Banking and Finance Fund (the “New Fund”), a newly created series of Financial Investors Trust, in exchange for shares of the New Fund and the assumption by the New Fund of all the liabilities of the Predecessor Fund, and the distribution of such shares to the shareholders of the Predecessor Fund in complete liquidation and termination of the Predecessor Fund.	☐	☐	☐

NOTE: In their discretion, the named proxies may vote and otherwise represent the shareholder(s) on such other business as may properly come before the meeting or any adjournment thereof.

The undersigned acknowledges receipt with this proxy card of a copy of the Notice of Special Meeting of Shareholders and the Prospectus/Proxy Statement. Your signature(s) on the proxy card should be exactly as your name or names appear(s) on this proxy card. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature (Joint Owners)	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Proxy Statement is available at www.            .com.

FORM OF PROXY

FORWARD BANKING AND FINANCE FUND

101 California Street, Suite 1600

San Francisco, CA 94111

Proxy for Special Meeting of Shareholders

      , 2012

This Proxy is Solicited by the Board of Trustees of

Forward Funds

The undersigned Shareholder(s) of Forward Banking and Finance Fund (the “Predecessor Fund”), hereby appoint(s) [       ](each with full power of substitution), the proxy or proxies of the undersigned, to attend the Special Meeting of Shareholders (the “Special Meeting”) of the Predecessor Fund to be held on [       ], at [       ], and any adjournments thereof, to vote all of the shares of the Predecessor Fund that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Prospectus/Proxy Statement as checked on the reverse side.

All properly executed proxies will be voted as directed herein by the signing Shareholder(s). If no direction is given when the duly executed voting instructions are returned, such shares will be voted “FOR” the Proposal. Please date, sign and return promptly.

Exhibit List

Exhibits.	Description
(4)(a)	Form of Agreement and Plan of Reorganization among Registrant, on behalf of Emerald Banking and Finance Fund, Forward Funds, on behalf of Forward Banking and Finance Fund, and Emerald Mutual Fund Advisers Trust.

(4)(b)	Form of Agreement and Plan of Reorganization among Registrant, on behalf of Emerald Growth Fund, Forward Funds, on behalf of Forward Growth Fund, and Emerald Mutual Fund Advisers Trust.

(6)(r)	Form of Investment Advisory Agreement between Registrant and Emerald Mutual Fund Advisers Trust, with respect to the Emerald Growth Fund and Emerald Banking and Finance Fund.

(9)(m)	Form of Amendment to Custodian Agreement between Registrant and Union Bank N.A. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.

(10)(y)	Distribution and Services Plan – Emerald Banking and Finance Fund, Class A.

(10)(z)	Distribution and Services Plan – Emerald Banking and Finance Fund, Class C.

(10)(aa)	Distribution and Services Plan – Emerald Banking and Finance Fund, Investor Class.

(10)(bb)	Distribution and Services Plan – Emerald Growth Fund, Class A.

(10)(cc)	Distribution and Services Plan – Emerald Growth Fund, Class C.

(10)(dd)	Distribution and Services Plan – Emerald Growth Fund, Investor Class.

(10)(ee)	Shareholder Services Plan – Emerald Banking and Finance Fund, Class C.

(10)(ff)	Shareholder Services Plan – Emerald Banking and Finance Fund, Institutional Class.

(10)(gg)	Shareholder Services Plan – Emerald Banking and Finance Fund, Investor Class.

(10)(hh)	Shareholder Services Plan – Emerald Growth Fund, Class C.

(10)(ii)	Shareholder Services Plan – Emerald Growth Fund, Institutional Class.

(10)(jj)	Shareholder Services Plan – Emerald Growth Fund, Investor Class.

(10)(ss)	Rule 18f-3 Plan – Emerald Banking and Finance Fund and Emerald Growth Fund.

(11)(a)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, as to legality of shares of the Emerald Banking and Finance Fund and the Emerald Growth Fund.

(13)(ii)	Form of PFO Services Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.

(13)(jj)	Form of Chief Compliance Officer Services Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.

(13)(vv)	Form of Fee Waiver Letter Agreement between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Growth Fund and the Emerald Banking and Finance Fund.

(14)(a)	Consent of PricewaterhouseCoopers LLP, as Independent Registered Public Accounting Firm, with respect to the Forward Banking and Finance Fund and the Forward Growth Fund.

(17)	Code of Ethics for Emerald Mutual Fund Advisers Trust.